SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 106	☒

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 107	☒

THE HUNTINGTON FUNDS

(Exact name of Registrant as Specified in Charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of Principal Executive Offices)

1-800-544-8347

(Registrant’s Telephone Number)

Jay S. Fitton, Esq.

The Huntington National Bank

3805 Edwards Road

Cincinnati, OH 45209

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2015 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(i)
on pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii)
on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Investor Guide

APRIL 30, 2015

HUNTINGTON VA FUNDS

HUNTINGTON VA FUNDS PROSPECTUS

EQUITY FUNDS

Huntington VA Dividend Capture Fund

Huntington VA Situs Fund

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Not A Deposit • Not FDIC Insured • Not Insured By Any Government Agency • No Bank Guarantee • May Lose Value

The Huntington FundsTable of Contents

Fund Summaries

3	Huntington VA Dividend Capture Fund

7	Huntington VA Situs Fund
Additional Shareholder Summary Information

12	Purchasing and Redeeming Shares

12	Tax Information

12	Payments to Insurance Companies or Qualifying Dealers

12	Additional Information About The Huntington Funds
Principal Fund Investment Strategies and Risks

14	Huntington VA Dividend Capture Fund

17	Huntington VA Situs Fund
Shareowner Guide — How to Invest in The Huntington VA Funds

22	Pricing Shares

23	Purchasing Shares

24	Redeeming Shares

24	Frequent Trading Policies

25	Portfolio Holdings Information
More About The Huntington Funds and the VA Funds

26	Management of the Trust

26	Investment Advisor

26	Fees Paid To Advisor and Affiliates

27	Distribution of the Funds

28	Mixed Funding and Shared Funding

28	Dividends and Distributions

28	Tax Consequences

29	Additional Disclaimers
Financial Information

31	Financial Highlights

Fund Summaries

Huntington VA Dividend Capture Fund

Investment Objective

The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%

Other Expenses	0.45%

Acquired Fund Fees and Expenses	0.07%

Total Annual Fund Operating Expenses	1.12%

Fee Waivers and/or Expense Reimbursements(1)	(0.06)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.06%

(1)

Huntington Asset Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.99% of the Fund’s daily net assets through April 30, 2016. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Examples	1 Year	3 Years	5 Years	10 Years
Fund Shares	$108	$350	$611	$1,358

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in dividend-paying stocks, included preferred stocks and real estate investment trusts (“REITs”), and the Advisor focuses on those it believes are undervalued or out of favor. The Fund may invest in convertible bonds and other securities, such as preferred stock and real estate investment trusts (“REITs”), that contain aspects of both stocks and bonds. The Advisor will also frequently

3

Fund Summaries

Huntington VA Dividend Capture Fund

continued

purchase stocks in the short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend) which increases the amount of trading costs the Fund will incur.

The Fund generally invests in mature, middle and large-capitalization U.S. corporations. Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. The Advisor then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Portfolio Turnover Risk. The Fund actively trades securities, which could increase its transaction costs (thereby lowering its performance).

Real Estate/REIT Risk. The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

For more information, please see “Principal Fund Investment Strategies and Risks” in this prospectus.

4

Fund Summaries

Huntington VA Dividend Capture Fund

continued

Performance

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table	Best Quarter Worst Quarter	Q2 2009 Q1 2009	23.47 (17.07	% )%

Average Annual Total Return Table (for the period ended December 31, 2014)

	1 Year	5 Years	10 Years
VA Dividend Capture Fund	10.16%	12.67%	6.36%
Standard & Poor’s 500 Value Index®	12.36%	14.86%	6.74%
Standard & Poor’s 500 Index®	13.69%	15.45%	7.67%
Dividend Capture Indices Blend	17.03%	12.96%	5.63%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/14 to those of Standard & Poor’s 500 Index® (“S&P 500”), Standard & Poor’s 500 Value Index® (“S&P 500 Value”) and the Dividend Capture Indices Blend (“DCIB”). Effective 11/18/2014, the VA Dividend Capture Fund’s benchmark was updated from the S&P 500 to the S&P 500 Value as it was determined that the S&P 500 Value more closely aligns with the investment strategy of the Fund. The S&P 500 Value is an unmanaged market-capitalization weighted index consisting of those stocks within the S&P 500 that exhibit strong value characteristics. It uses a numerical ranking system based on four value factors and three growth factors to determine the constituents and their weightings. The S&P 500 is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DCIB is a custom, blended index comprised of the following three indices with their noted respective weightings: S&P 500 Value (40%), Merrill Lynch Fixed Rate Preferred Index (40%) and S&P 1500 Real Estate Index® (20%). This custom, blended index and its respective weightings are reflective of the Fund’s sector diversification. Indices are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an Index. For additional disclosure relating to the S&P 500 Value, S&P 500 and S&P 1500 Real Estate, please see “Additional Disclaimers” in this Prospectus.

5

Fund Summaries

Huntington VA Dividend Capture Fund

continued

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Kirk Mentzer, Senior Vice President and Director of Fund Research of the Advisor, and Peter Sorrentino, CFA, Senior Vice President of the Advisor, are primarily responsible for the day-to-day management of the Fund. Mr. Mentzer has served as the Portfolio Manager of the Fund since inception of the Fund in 2001 and Mr. Sorrentino has served as the Portfolio Manager of the Fund since 2014.

Other Important Information

For important information regarding the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Shareholder Summary Information” in this Prospectus.

6

Fund Summaries

Huntington VA Situs Fund

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%

Other Expenses	0.43%

Total Annual Fund Operating Expenses	1.03%

Fee Waivers and/or Expense Reimbursements(1)	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%

(1)

Huntington Asset Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00% of the Fund’s daily net assets through April 30, 2016. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Examples	1 Year	3 Years	5 Years	10 Years
Fund Shares	$102	$325	$566	$1,257

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally pursues its investment objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment-grade at the time of investment. If a security has not received a rating, the Fund must rely entirely upon the Advisor’s credit assessment that the security is comparable to investment-grade.

Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities. The Fund may also invest up to 20% of its assets in the equity securities of foreign issuers.

7

Fund Summaries

Huntington VA Situs Fund

continued

In managing the Fund’s portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics. While the Fund may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors.

The Advisor may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

8

Fund Summaries

Huntington VA Situs Fund

continued

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

For more information, please see “Principal Fund Investment Strategies and Risks” in this prospectus.

9

Fund Summaries

Huntington VA Situs Fund

continued

Performance

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown

Performance Bar Chart and Table	Best Quarter Worst Quarter	Q2 2009 Q4 2008	19.85 (25.87	% )%

Average Annual Total Return Table (for the period ended December 31, 2014)

	1 Year	5 Years	10 Years
VA Situs Fund	(2.06)%	15.27%	8.08%
Standard & Poor’s SmallCap 600 Index®	5.76%	17.27%	9.02%
Standard & Poor’s MidCap 400 Index®	9.77%	16.54%	9.71%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/14, to those of the Standard & Poor’s SmallCap 600 Index® (“S&P 600”) and the Standard & Poor’s MidCap 400 Index® (“S&P 400”). The S&P 600 is a capitalization-weighted index representing all major industries in the small-cap range of the U.S. stock market. The S&P 400 is a capitalization-weighted index comprised of common stocks representing all major industries in the mid-range of the U.S. stock market. Indices are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an Index. For additional disclosure relating to the S&P 600 and S&P 400, please see “Additional Disclaimers” in this Prospectus.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Randolph (“Randy”) Bateman, CFA, Chief Investment Officer of the Advisor, and Kirk Mentzer, Senior Vice President and Director of Fund Research of the Advisor, are primarily responsible for the day-to-day management of the Fund. Mr. Bateman has served as Portfolio Manager of the Fund since inception of the Fund in 2004 and Mr. Mentzer has served as Portfolio Manager of the Fund since 2014.

10

Fund Summaries

Huntington VA Situs Fund

continued

Other Important Information

For important information regarding the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Shareholder Summary Information” in this Prospectus.

11

Additional Shareholder Summary Information

Purchasing and Redeeming Shares

You may purchase Shares of the Funds only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund Shares are not offered directly to the public.

You should refer to the prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and how to select a Fund as an investment option for your contract or policy.

You may redeem Shares of the Funds only through participating insurance companies.

We redeem Shares of the Funds on any business day when the NYSE is open. The price at which the Funds will redeem a Share will be its NAV next determined after the order is considered received. The Funds have authorized the participating insurance companies to accept redemption requests on their behalf.

Tax Information

Generally, owners of variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Refer to the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Payments to Insurance Companies or Qualifying Dealers

A Fund’s shares are generally available only through participating insurance companies offering variable annuity contracts and variable life insurance policies. Life insurance policies and variable annuities are generally purchased through a broker-dealer or other financial intermediary. The Funds and/or their related companies may make payments to the participating insurance companies for services; some of the payments may go to broker-dealers and other intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the participating insurance companies’ decision to include a Fund as an underlying investment option in a variable contract. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information about The Huntington Funds

The Huntington Funds (the “Trust”) is a mutual fund family that offers different classes of shares in separate investment portfolios.

The Trust was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. As of April 1, 2015, the Trust operates 9 separate series, or mutual funds: 7 retail portfolios and 2 variable annuity portfolios (referred to herein as the “VA Funds” or the “Funds”). This prospectus relates only to the VA Funds. Separate prospectuses and a statement of additional information offer Class A Shares, Class C Shares, Institutional Shares and Interfund Shares of the retail portfolios.

The VA Funds are a series of mutual funds established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The VA Funds are advised by professional portfolio managers at Huntington Asset Advisors, Inc. (“Advisor”), a subsidiary of The Huntington National Bank.

Each Fund diversifies its investments so it would qualify as a permissible investment for variable annuity contracts and variable life insurance policies issued by insurance companies. This prospectus should be accompanied by the prospectuses for such variable contracts, which contain information about restrictions or other limitations imposed on their investments in the Funds.

Please refer to the section entitled “Securities in Which the Funds Invest” in the Funds’ Statement of Additional Information (“SAI”) for more detail regarding the securities in which each Fund may invest. Please refer to the section entitled “Investment Risks” in the Funds’ SAI for descriptions of the risks of the Funds.

12

Additional Shareholder Summary Information

Each Fund is a mutual fund that issues Shares. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Each Fund has its own investment objective and strategies for reaching that objective. There is no guarantee that a Fund will achieve its objective. Before investing, make sure that the Fund’s objective matches your own. Each Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding Shares. Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees (“Trustees”).

The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its objective. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with a similar objective.

Cybersecurity Risk

The participating insurance companies, the Funds and their service providers, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the participating insurance companies, the Funds and their service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the participating insurance companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses, interference with the Funds’ ability to calculate their NAV, impediments to trading, the inability of the Funds, the participating insurance companies, the Advisor, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Funds cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds, including the participating insurance companies.

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Principal Fund Investment Strategies and Risks

Huntington VA Dividend Capture Fund

Investment Focus	U.S. common stocks

Principal Investment Strategy	Seeks to identify stocks that pay dividends

Share Price Volatility	Moderate

Investment Strategies	The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

To pursue its investment objective, the Fund normally invests at least 80% of its assets in dividend paying stocks, with the Advisor focusing on those it believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and real estate investment trusts (“REITs”) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in the short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend) which increases the amount of the trading the Fund will incur. Certain dividends, including those paid by REITs, may not qualify for lower tax rates that apply to certain other “qualified investment income.”

The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer’s future prospects. Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.

The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor’s opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. The Fund may also be affected by government actions and market volatility, as described in the “Government Intervention and Extreme Volatility Risk” section of “Investment Risks” in the Funds’ SAI, as well as “Cybersecurity Risk” described in the “Additional Information about the Huntington Funds” section of this

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Principal Fund Investment Strategies and Risks

Huntington VA Dividend Capture Fund

continued

prospectus. In addition, your investment in the Fund may be subject to the following principal risks:

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of the Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of its investments, as well as periods of poor performance.

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Principal Fund Investment Strategies and Risks

Huntington VA Dividend Capture Fund

continued

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk. A particular type of investment in which a Fund invests (such as small-cap stocks or mid-cap stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Portfolio Turnover Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders. Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

For more information about risks, please see “Investment Risks” in the Funds’ SAI.

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Principal Fund Investment Strategies and Risks

Huntington VA Situs Fund

Investment Focus	Diversified portfolio of equity securities of domestic and foreign companies

Principal Investment Strategy	Seeks to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility	Moderate to High

Investment Strategies	The Fund’s investment objective is to seek long-term capital appreciation. The Fund normally pursues this objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.

Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities. The Fund may also invest up to 20% of its assets in the equity securities of foreign issuers, including ADRs, GDRs and EDRs, as defined in the “Investment Practices” section.

In managing the Fund’s portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth. Additionally, the Advisor emphasizes both growth and value in seeking companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both “growth” and “value” stocks. While the Fund may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

17

Principal Fund Investment Strategies and Risks

Huntington VA Situs Fund

continued

Consistent with its objective, the Fund may invest in options, futures and other derivative contracts such as swaps. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. An option grants to a holder the right, but not the obligation, to buy or sell an asset, including securities, at a specified price on or before a specified date.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be affected by government actions and market volatility, as described in the “Government Intervention and Extreme Volatility Risk” section of “Investment Risks” in the Funds’ SAI, as well as “Cybersecurity Risk” described in the “Additional Information about the Huntington Funds” section of this prospectus. In addition, your investment in the Fund may be subject to the following principal risks:

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or

18

Principal Fund Investment Strategies and Risks

Huntington VA Situs Fund

continued

market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Derivative and Hybrid Instruments Risk. A Fund’s investments in derivatives can significantly increase the Fund’s exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

When a derivative or other instrument is used as a hedge against an offsetting position that the Fund also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Fund uses a derivative security or other instrument for purposes other than as a hedge, or, if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative or other instrument and the risk that any loss generated by that derivative or other instrument will not be offset by a gain.

Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Derivative contracts and hybrid instruments may also involve other risks described in the prospectus or the SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of the Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

19

Principal Fund Investment Strategies and Risks

Huntington VA Situs Fund

continued

Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of its investments, as well as periods of poor performance.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive in foreign jurisdictions than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

Inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss or theft of its assets.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse.

Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk in the Fund’s SAI.

20

Principal Fund Investment Strategies and Risks

Huntington VA Situs Fund

continued

Hedging Risk. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that the Fund’s hedging transactions will be effective.

Investment Style Risk. A particular type of investment in which a Fund invests (such as small-cap stocks or mid-cap stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk. To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

For more information about risks, please see “Investment Risks” in the Funds’ SAI.

21

Shareholder Guide — How to Invest in The Huntington VA Funds

Pricing Shares

The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. Consult your investment professional to determine if there are additional fees or charges that are separately assessed when purchasing, exchanging or redeeming shares.

The Trust calculates NAV for the Funds by valuing securities held based on market value.

In computing NAV for the Funds, current market value is used to value portfolio securities with respect to which market quotations are readily available.

Pursuant to Trustee-approved policies, the Funds rely on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. Except as noted above, debt securities, including short-term investments with remaining maturities of 60 days or less at the time of purchase, traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Options contracts are generally valued at the closing price if it is between the bid and asked prices as reported on days when the contracts are traded. If no trades are reported, the mean of the bid and the asked prices is used as the value. Investments in other open-end investment companies (other than ETFs) are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available. In such situations, the Trust’s financial administrator may request that the Trust’s Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered

22

Shareholder Guide — How to Invest in The Huntington VA Funds

significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the times when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systemic valuation model provided by that independent third party to fair value its international equity securities. Since the VA Situs Fund invests in foreign securities, it is likely to be affected by this fair valuation methodology.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than the price one may obtain in a market transaction.

The Trust calculates the NAV per share for each of the Funds as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Please call the Trust at 800-253-0412, if you have any questions about purchasing Shares.

The Funds are open for business on any day the NYSE is open. The Funds are closed on the following NYSE holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Purchasing Shares

You may purchase Shares of the Funds only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund Shares are not offered directly to the public.

You should refer to the prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and how to select the Fund as an investment option for your contract or policy.

What Shares Cost

The offering price of a Share is its NAV next determined after the order is considered received by the Funds. The Funds have authorized participating insurance companies to accept purchase orders on their behalf.

The Funds do not impose any sales charges on the purchase of their Shares. Withdrawal charges, mortality and expense risk fees and other charges may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. These fees are described in the prospectuses for participating insurance companies, variable annuity contracts and variable life insurance policies.

23

Shareholder Guide — How to Invest in The Huntington VA Funds

State Escheatment Laws

Please note that your property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state escheatment law.

Notes About Purchases

Participating insurance companies, through their separate accounts, are responsible for placing orders to purchase Fund shares. In order to purchase Fund Shares on a particular day, the participating insurance company must receive your instructions by the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) that day and then transmit such order to the Fund or its designated agent in accordance with the Fund’s agreement with the participating insurance company.

The Trust reserves the right to suspend the sale of Shares of any of its Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within one (1) business day, it may cancel the purchase and the separate account may be liable for any losses to the Funds. In addition, the separate account will be liable for any losses or fees incurred by the Funds or its transfer agent in connection with the transaction.

Redeeming Shares

You may redeem Shares of the Funds only through participating insurance companies.

We redeem Shares of the Funds on any business day when the NYSE is open. The price at which the Funds will redeem a Share will be its NAV next determined after the order is considered received. The Funds have authorized the participating insurance companies to accept redemption requests on their behalf.

Notes About Redemptions

In order to redeem Shares of the Funds on a particular day, the Funds or its designated agent must receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day.

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of its Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

Frequent Trading Policies

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (for example, by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect timing and amount of taxable gains realized by a Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in a Fund’s NAV. Funds that invest in overseas markets have the risk of time zone arbitrage, and therefore, an increased risk of market timing. The Funds’ fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “Pricing Shares” in this Prospectus.

The Funds’ Trustees have approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds’ Shares. Because Shares are held exclusively by insurance company separate accounts, rather than directly by the individual contract owners of the separate accounts, the Funds are not in a position to determine directly whether a separate account’s purchase or sale of Fund Shares on any given day represents transactions by a single or multiple investors. They are also not able to determine directly whether multiple purchases and sales by a separate account over any given period represent the activity of the same or of different investors. However, in situations where the Funds become aware of possible market timing activity, they will request the insurance company to provide information on individual

24

Shareholder Guide — How to Invest in The Huntington VA Funds

investor trading activity, and if such information is provided and if it is determined from this information that an investor has engaged in excessive short term trading, the Funds will seek the insurance company’s cooperation in enforcing the Funds’ market timing policies. There can be no assurance that an insurance company will agree to preclude an investor from further purchases of Fund Shares, and there may be contractual limits on its ability to do so. If the Funds cannot detect market timing activity, then the Funds may be subject to the disruptions and increased costs discussed above. The Funds’ objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

Additionally, each insurance company selling the Funds has adopted policies and procedures that are reasonably calculated to detect and prevent excessive trading and possible market timing. Please refer to the prospectus for your variable insurance product contract to determine what policies or procedures may have been adopted by your insurance company to discourage frequent or short-term trading of the Funds and the other variable investment options offered under your contract. Whatever policies and procedures may have been adopted by your insurance company to discourage frequent or short-term trading, please note that the Funds are also used as investment options for variable product contracts of other insurance companies. These other insurance companies may not have adopted policies and procedures to discourage frequent or short-term trading or may have different policies and procedures than those described in your variable insurance product prospectus. To the extent that the policies and procedures of the Funds and/or participating insurance companies are not effective in discouraging frequent trading of Fund Shares, such trading may have the adverse consequences discussed above for the Funds and their long-term Shareholders. You should review your insurance contract prospectus or your plan document for more information regarding market timing, including any restrictions or limitations on trades made through a contract or plan.

The Funds’ Trustees receive at least quarterly a report of any occurrences of excessive trading and possible market timing.

Portfolio Holdings Information

Each quarter, each Fund provides a list of the top 25 portfolio holdings or the complete list of portfolio holdings to the insurance companies that offer the Funds as investment options of their separate accounts. This information is provided to these entities under an agreement of confidentiality that prohibits trading on such information, before such portfolio holdings information is made publicly available, so that these entities may produce fact sheets about the Funds as of the end of such quarter. These fact sheets may include an analysis of the Funds’ holdings by sector, credit quality and/or country, as applicable, along with portfolio holdings information. These fact sheets are not disseminated by the insurance companies until after this portfolio holdings information is posted on the Funds’ website. This portfolio holdings information is posted on the Funds’ website at www.huntingtonvafunds.com approximately 30 days after the quarter-end.

In addition, the Funds’ Annual and Semi-Annual reports contain complete listings of each Fund’s portfolio holdings as of the end of the second and fourth fiscal quarters. These reports are posted on the Funds’ website at www.huntingtonvafunds.com approximately 60 days after the second and fourth quarter-end, or you may request copies of these reports from the insurance companies through which the Funds are offered, or by calling The Huntington Funds at its toll-free number of 1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Funds’ first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of the Funds’ portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov, or you may request a copy by calling The Huntington Funds at its toll-free number of 1-800-253-0412. These reports on Form N-Q are also posted on the Funds’ website at www.huntingtonvafunds.com.

25

More About the Huntington Funds and The Huntington VA Funds

Management of the Trust

The Trustees are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Plaza, 6th Floor, 37 West Broad Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

Subject to the supervision of the Trustees, Huntington Asset Advisors, Inc. (the “Advisor”) provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to The Huntington Funds. As of December 31, 2014, the Advisor had assets under management of $2.0 billion. The Advisor (and its predecessor) has served as an investment advisor to mutual funds since 1987.

The Huntington National Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated (“HBI”), a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2014, The Huntington National Bank had assets of $66 billion.

The Advisor has designated the following Portfolio Managers for the Funds. Included is their business experience for the last five years.

B. Randolph “Randy” Bateman, CFA, and Kirk Mentzer are primarily responsible for the day-to-day management of the VA Situs Fund.

Kirk Mentzer and Peter Sorrentino, CFA, are primarily responsible for the day-to-day management of the VA Dividend Capture Fund.

B. Randolph “Randy” Bateman is primarily responsible for the day-to-day management of the VA Situs Fund. Mr. Bateman has served as the Portfolio Manager of the VA Situs Fund since 2004. He is Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree from North Carolina State University.

Kirk Mentzer is primarily responsible for the day-to-day management of the VA Dividend Capture Fund and VA Situs Fund. Mr. Mentzer has served as Portfolio Manager of the VA Dividend Capture Fund since 2001. He has served as Portfolio Manager of the VA Situs Fund since 2014. He is Senior Vice President and Director of Fund Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Peter Sorrentino is primarily responsible for the day-to-day management of the VA Dividend Capture Fund. He has served as Portfolio Manager of the VA Dividend Capture Fund since 2014. Mr. Sorrentino joined Huntington Bank in October of 2006 as a Senior Portfolio Manager and is Senior Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

Fees Paid To Advisor and Affiliates

The Advisor and its affiliates provide the Funds with advisory, administration, transfer agency, accounting, distribution and custodian services.

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More About the Huntington Funds and The Huntington VA Funds

Advisory Services

The Advisor is entitled to receive 0.60% of the average daily net assets of each Fund for its services as investment advisor.

For the fiscal year ended December 31, 2014, the following Funds paid the Advisor management fees (after waivers) based on the respective Fund’s average daily net assets of:

Fund	Management Fees Paid After Waivers (based upon average daily net assets)
VA Dividend Capture Fund	0.53%
VA Situs Fund	0.56%

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit each Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to the expense cap noted below through April 30, 2016. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

VA Dividend Capture Fund	0.99%
VA Situs Fund	1.00%

A discussion of the Trustees’ review of the investment advisory agreements with the Trust is available in the Fund’s Annual Report for the period ended December 31, 2014.

Administration Services

Huntington Asset Services, Inc. (“HASI”), a wholly owned subsidiary of Huntington Bancshares, Incorporated, provides administration and accounting services to the Funds. Additional information regarding fees charged for Administration Services can be found in the Funds’ SAI.

Custody Services

The Huntington National Bank currently serves as custodian of the Funds. For its custody services, The Huntington National Bank receives an annual maximum fee of 0.026% calculated on the domestic assets in the VA Dividend Capture Fund and VA Situs Fund as of the last day of each month, plus out-of-pocket expenses. It also receives an annual surcharge of 0.005% of 1.00% calculated on the net non-domestic assets of the VA Situs Fund as of the last day of each month.

Brown Brothers Harriman & Co. serves as sub-custodian of the VA Situs Fund.

Transfer Agency Services

HASI serves as the transfer agent and dividend disbursing agent for the Trust.

For its services, HASI is entitled to receive a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $6,000 per variable annuity portfolio. HASI is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Distribution of the Funds

Unified Financial Securities, Inc. (Distributor), whose address is 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208, serves as the Distributor of the Funds offered by this Prospectus. The Distributor is a wholly-owned subsidiary of Huntington Bancshares, Incorporated.

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More About the Huntington Funds and The Huntington VA Funds

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor or its affiliates (including Unified) out of its reasonable resources and profits or from any source available to it, including amounts made available by the Advisor and its affiliates out of their reasonable resources and profits. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

The Distributor, Advisor and their affiliates may pay out of their own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Funds to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. You can ask your financial intermediary for information about any payments it receives from the Distributor, Advisor and their affiliates, or the Funds and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

Mixed Funding and Shared Funding

As noted previously, the Funds were established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in “mixed funding” (using shares as investments for both variable annuity contracts and variable life insurance policies) and “shared funding” (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the SEC, and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds. Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.

Dividends and Distributions

Each of the Funds offered by this Prospectus declares and pays dividends on investment income annually. Each Fund also makes distributions of net capital gains, if any, at least annually.

All dividends and distributions payable to a shareholder will be automatically reinvested in additional Shares of the respective Fund unless an election is made on behalf of a participating insurance company to receive some or all of a dividend or distribution in cash.

Tax Consequences

There are many important tax consequences associated with an investment in the Funds. Please read the insurance contract prospectus provided by the participating insurance company and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

Each Fund intends to qualify as a “regulated investment company” for U.S. federal income tax purposes and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts. Each Fund will distribute any net investment income and net realized capital gains at least annually.

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More About the Huntington Funds and The Huntington VA Funds

Generally, owners of variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59  1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity contracts, the separate accounts underlying such contracts, as well as the Funds in which such accounts invest, must meet certain diversification requirements.

Each of the Funds intends to comply with the variable contract asset diversification regulations of the Internal Revenue Service. If a Fund fails to comply with these regulations, contracts invested in the Fund will not be treated as an annuity, endowment or life insurance contract under the Code, and income allocable to the contracts would be taxable currently to the holders of such contracts.

Under recently enacted Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Fund shares.

Additional Disclaimers

The Standard & Poor’s 500 Value Index®, Standard & Poor’s 500 Index®, Standard & Poor’s 1500 Real Estate Index®, Standard & Poor’s SmallCap 600 Index® and the Standard & Poor’s MidCap 400 Index®, (collectively, the “Indices”) are products of S&P Dow Jones LLC (“SPDJI”), and have been licensed for use by the Advisor. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Advisor. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to the Advisor with respect to the Indices is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices is determined, composed and calculated by S&P Dow Jones Indices without regard to the Advisor or the Funds. S&P Dow Jones Indices have no obligation to take the needs of the Advisor or the shareholders of the Funds into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on any Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF ANY INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE (INCLUDING, WITHOUT LIMITATION, COMPLIANCE WITH SHARIAH LAW) OR AS TO RESULTS TO BE OBTAINED BY THE ADVISER, SHAREHOLDERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE

29

More About the Huntington Funds and The Huntington VA Funds

FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE ADVISER, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

30

Financial Information

Financial Highlights

The financial highlights tables that follow do not reflect any charges or expenses that would be imposed under a variable annuity or life insurance product contracts. Were the effect of such charges to be included, your costs would be higher and share performance would be lower.

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which, for the past five fiscal years, have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available at the Fund’s website, www.huntingtonvafunds.com.

31

Financial Information

Financial Highlights

(For a share outstanding throughout each year ended December 31)

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Total Distributions
Huntington VA Dividend Capture Fund
2010	$8.87	0.38		0.91	1.29	(0.41)	—	(0.41)
2011	$9.75	0.44		0.25	0.69	(0.38)	—	(0.38)
2012	$10.06	0.45		0.70	1.15	(0.43)	—	(0.43)
2013	$10.78	0.43		1.72	2.15	(0.38)	—	(0.38)
2014	$12.55	0.39	(c)	0.87	1.26	(0.68)	—	(0.68)
Huntington VA Situs Fund
2010	$11.62	0.01		3.41	3.42	(0.05)	—	(0.05)
2011	$14.99	(0.01)		(0.13)	(0.14)	— (d)	—	— (d)
2012	$14.85	0.09		3.27	3.36	—	—	—
2013	$18.21	0.08		5.73	5.81	(0.07)	—	(0.07)
2014	$23.95	0.07		(0.52)	(0.45)	(0.12)	(1.25)	(1.37)

(a)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.

(b)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Calculated using average shares for the year.

(d)	Amount is less than $0.005.

(e)	Rounds to less than 0.005%.

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Financial Information

Net Asset Value, End of Year	Total Return(a)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)	Net Assets, End of Year (000 Omitted)	Portfolio Turnover Rate

$ 9.75	15.12%	0.98%	3.54%	0.98%	$33,625	120%
$10.06	7.07%	0.97%	3.74%	0.97%	$31,826	142%
$10.78	11.47%	0.95%	3.85%	0.95%	$32,776	110%
$12.55	19.96%	0.98%	3.63%	0.98%	$41,109	118%
$13.13	10.16%	0.98%	3.00%	1.05%	$35,215	103%

$14.99	29.61%	1.02%	0.13%	1.02%	$23,683	19%
$14.85	(0.91)%	0.99%	— (e)	0.99%	$35,271	14%
$18.21	22.63%	0.96%	0.55%	0.96%	$45,402	10%
$23.95	31.92%	0.94%	0.42%	0.94%	$62,227	26%
$22.13	(2.06)%	0.99%	0.24%	1.03%	$61,972	21%

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More information about the Funds is available free upon request, including the following:

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus. The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities.

These documents, as well as additional information about the Funds are also available on The Huntington Funds’ website at www.huntingtonvafunds.com

HUNTINGTON ASSET ADVISORS, INC., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Funds.

UNIFIED FINANCIAL SECURITIES, INC. is the Distributor. The Distributor is a wholly-owned subsidiary of Huntington Bancshares Incorporated

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries:

CALL

(800) 253-0412

WRITE

The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

LOG ON TO THE INTERNET

You may also access Fund information at www.huntingtonfunds.com or from the EDGAR Database on the SEC’s website at www.sec.gov.

CONTACT THE SEC

Call (202) 551-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Huntington VA Dividend Capture Fund (CUSIP 446771305)	Huntington VA Situs Fund (CUSIP 446771883)

Huntington Funds Shareholder Services: 800-253-0412

The Huntington Funds’ Investment Company Act file number is 811-5010

THE HUNTINGTON FUNDS

Equity Funds

Huntington VA Dividend Capture Fund

Huntington VA Situs Fund

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (“SAI”) contains information that may be of interest to investors in the variable annuity funds of the Huntington Funds (“Huntington VA Funds”) but which is not included in the Prospectus. This SAI is not a Prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus for The Huntington VA Funds dated April 30, 2015. This SAI should be read together with the Prospectus. The SAI incorporates by reference the Funds’ Annual Report for the fiscal year ended December 31, 2014. Investors may obtain a free copy of a Prospectus or Annual Report by calling The Huntington VA Funds at 800-253-0412. These documents are also available on the Funds’ website at www.huntingtonvafunds.com. Capitalized terms used but not defined in this SAI have the same meaning as set forth in the Prospectus.

April 30, 2015

CUSIPS

Huntington VA Dividend Capture Fund – Fund Shares (CUSIP 446771305)

Huntington VA Situs Fund – Fund Shares (CUSIP 446771883)

Definitions	5
HOW ARE THE FUNDS ORGANIZED?	6
SECURITIES IN WHICH THE FUNDS INVEST	6
INVESTMENT PRACTICES	8
Adjustable Rate Notes and Variable and Floating Rate Instruments	8
American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Continental Depositary Receipts (“CDRs”) and Global Depositary Receipts (“GDRs”)	8
Asset-backed Securities (Non-mortgage)	8
Certificates of Deposit	8
Commercial Paper	8
Common Stock	9
Convertible Securities	9
Corporate Debt (Including Bonds, Notes and Debentures)	9
Defensive Investments	9
Demand Notes	9
Derivative Contracts	9
Equity Securities	9
Exchange-Traded Funds (ETFs)/Index-Based Securities and Ultrashort ETFs	10
Fixed Income Securities	10
Foreign Currency Options (also see “Options”)	10
Foreign Currency Transactions and Foreign Exchange Contracts	11
Forward Foreign Currency and Foreign Currency Futures Contracts	11
Foreign Securities (including Emerging Markets)	12
Futures Contracts and Options on Futures Contracts	13
Index Futures Contracts and Options on Index Futures Contracts	15
Inflation-Protected Securities	16
Interests in Other Business Organizations	16
Investment Company Securities, including Money Market Mutual Funds	16
Money Market Instruments	17
Mortgage Dollar Roll Transactions	18
Mortgage-related Securities	18
Mortgage Pass-through Securities	19
Adjustable Rate Mortgage Securities	19
Derivative Mortgage Securities	19
Obligations of Supranational Entities	21
Options	21
Preferred Stock	23
Real Estate Investment Trusts (“REITs”)	23
Repurchase Agreements	23
Restricted and Illiquid Securities	23
Reverse Repurchase Agreements	23
Securities Lending	24
Small Cap/Special Equity Situation Securities	24
Time Deposits	24
Treasury Receipts	25
Unit Investment Trusts	25
U.S. Government Securities	25
U.S. Treasury Obligations	25
Warrants	25
When-issued and Delayed Delivery Transactions	26
Zero-coupon Securities	26
INVESTMENT RISKS	27

DEFINITIONS

For convenience, we will use the following terms throughout this SAI.

“Advisers Act”	—Investment Advisers Act of 1940.

“Advisor”	—Huntington Asset Advisors, Inc., the Trust’s investment advisor.

“Code”	—Internal Revenue Code of 1986, as amended.

“Distributor”	—Unified Financial Securities, Inc., the Trust’s distributor.

“Funds”	—Each of the separate investment portfolios covered by this SAI.

“HASI”	—Huntington Asset Services, Inc., the Trust’s administrator, transfer agent, dividend disbursing agent and fund accountant.

“Huntington Bank”	—The Huntington National Bank, custodian of the Funds.

“Independent Trustees”	—Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act.

“Interested Trustees”	—Trustees who are “interested persons” of the Trust, as defined in the 1940 Act.

“1940 Act”	—Investment Company Act of 1940.

“NRSRO”	—Nationally Recognized Statistical Ratings Organization such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Ratings Services (S&P).

“Prospectus”	—The Prospectus of the Funds.

“Trust”	—The Huntington Funds.

HOW ARE THE FUNDS ORGANIZED?

The Trust was originally two separate Massachusetts business trusts, The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the 1940 Act, as an open-end management investment company. As of April 1, 2015, the Trust operates 9 separate series or mutual funds – 7 retail portfolios and 2 variable annuity portfolios (the “VA Funds”), each with its own investment objective and strategy. The VA Funds covered by this SAI were established exclusively as investment vehicles for separate accounts offered by participating insurance companies. Each of these Funds is diversified. A particular Fund may not be available under the contract you have chosen. The prospectus for the contracts shows the Funds available to you.

Much of the information contained in this SAI expands upon subjects discussed in the Funds’ Prospectus. No investment in units of beneficial interest (“Shares”) of a Fund should be made without first reading the Fund’s Prospectus.

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund’s investment goal. Following is a table that indicates which types of securities are:

P	= Principal investment of a Fund;
A	= Acceptable (but not principal) investment of a Fund; or
N	= Not an acceptable investment of a Fund.

	VA Dividend Capture Fund	VA Situs Fund
Equity Securities
Common Stocks	P	P
Preferred Stocks	P	A
Real Estate Investment Trusts	P	A
Warrants	A	A
Index Based Securities/ETFs	A	A
Interests in Other Business Organizations	P	A
Fixed Income Securities
Treasury Receipts	A	A
U.S. Treasury Obligations	A	A
U.S. Government Agency Securities	A	A
Bonds	A	A
Certificates of Deposit	A	A
Corporate Debt Securities	A	A
Commercial Paper	A	A
Demand Notes	A	A
Mortgage Backed Securities	A	A
Mortgage Dollar Rolls	N	N
Asset Backed Securities (Non-mortgage)	N	A
Zero Coupon Securities	A	A
Bankers’ Acceptances	A	A
Investment Grade Securities	A	A
Convertible Securities	A	A
Money Market Instruments	A	A
Variable and Floating Rate Instruments	A	A
Foreign Securities
American Depositary Receipts	A	A
European Depositary Receipts	N	A

Global Depositary Receipts	N	A
Foreign Forward Currency Contracts	A	A
Foreign Exchange Contracts	N	A
Obligations of Supranational Agencies	N	A
Foreign Bonds	A	N

Derivative Contracts
Options	A	A
Options on equities	A	A
Options on debt securities	A	A
Options on stock indices	A	A
Options on futures	A	A
Options on stock index futures	A	A
Options on currencies	A	A
Futures	A	A
Interest rate futures	A	A
Stock index futures	A	A
Foreign currency futures	N	A
Special Transactions
Repurchase Agreements	A	A
Reverse Repurchase Agreements	A	A
Delayed Delivery Transactions	A	A
Securities Lending	A	A
Illiquid Securities	A	A
Restricted Securities	A	A
Time Deposits	A	A
When-Issued Securities	A	A
Yankee Bonds	A	A
Investment Company Securities	A	A
Unit Investment Trusts	A	A

INVESTMENT PRACTICES

The Prospectus discusses the principal investment strategies of the Funds. Below you will find more detail about the types of investments and investment practices permitted by each Fund, as noted in the preceding tables, including those which are not part of a Fund’s principal investment strategy.

Adjustable Rate Notes and Variable and Floating Rate Instruments

Fixed Income Securities may include “adjustable rate notes,” which include variable rate notes and floating rate notes. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund’s limitation governing investments in “illiquid” securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund’s demand. See “INVESTMENT RESTRICTIONS” below.

American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Continental Depositary Receipts (“CDRs”) and Global Depositary Receipts (“GDRs”)

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt’s underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Asset-backed Securities (Non-mortgage)

Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

The purchase of non-mortgage asset-backed securities raises risk considerations particular to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Certificates of Deposit

For a discussion of Certificates of Deposit, please see the “Money Market Instruments” discussion in this section.

Commercial Paper

For a discussion of Commercial Paper, please see the “Money Market Instruments” discussion in this section.

Common Stock

Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor’s opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

Corporate Debt (Including Bonds, Notes and Debentures)

Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”). See the Appendix to this SAI for a description of these ratings.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Defensive Investments

At times, the Advisor may determine that conditions in securities markets may make pursuing a Fund’s principal investment strategies inconsistent with the best interests of the Fund’s shareholders. At such times, the Advisor may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund’s assets. In implementing these temporary “defensive” strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which the Advisor considers to be of comparable quality to the acceptable investments of the Fund and other investments which the Advisor considers consistent with such strategies.

Demand Notes

For a discussion of Demand Notes, please see the “Money Market Instruments” discussion in this section.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund’s exposure to interest rate and currency risks, and may also expose a Fund to liquidity and leverage risks. Over-the-counter (“OTC”) contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

Equity Securities

Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which the Advisor believes have common stock characteristics, such as rights and warrants.

Exchange-Traded Funds

(“ETFs”)/Index-Based Securities and Ultrashort ETFs

The Funds may invest in ETFs or index-based securities and Ultrashort ETFs as an efficient means of carrying out their investment strategies. Index-based securities are often interests in a unit investment trust (“UIT”) that may be obtained from the UIT or purchased in the secondary market. ETFs may be structured as a UIT, but may also be structured as an open-end mutual fund. Ultrashort ETFs are exchange-traded funds which are designed to correspond to twice the inverse of the daily performance of an underlying index. Ultrashort ETFs invest in financial instruments (including derivatives) which the advisor to the Ultrashort ETF believes should, in combination, achieve such daily return characteristics. As with index-based securities, ETFs sell their interests directly or the interests may be purchased in a secondary market. ETFs, index-based securities and Ultrashort ETFs are traded on stock exchanges or on the over-the-counter market.

As with traditional mutual funds, ETFs and index-based securities charge asset-based fees, although these fees tend to be relatively low. ETFs and index-based securities do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell the shares.

A UIT will generally issue index-based securities in aggregations of 50,000 known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (Index Securities) of the applicable index (Index), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit (Balancing Amount) designed to equalize the NAV of the Index and the NAV of a Portfolio Deposit. ETFs structured as mutual funds also issue large Creation Units in exchange for a basket of securities in a proportion similar to the current holdings of the ETF and/or a cash payment.

ETFs and index-based securities are not individually redeemable, except upon termination of the UIT or mutual fund. To redeem, the portfolio must accumulate enough index-based securities to reconstitute a Creation Unit (large aggregations of a particular index-based security). The liquidity of small holdings of ETFs and index-based securities, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

Fixed Income Securities

Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

Foreign Currency Options (also see “Options”)

Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called “OTC options”), although options on foreign currencies have recently been listed on several exchanges. Options will be purchased or written only when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

Purchases and sales of options may be used to increase current return. They are also used in connection with hedging transactions. See “Foreign Currency Transactions.”

Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets. Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded.

Foreign Currency Transactions and Foreign Exchange Contracts

Foreign currency transactions and foreign exchange contracts include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see “Forward Foreign Currency and Foreign Currency Futures Contracts”), and purchasing and selling options on foreign currencies (see “Foreign Currency Options”). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both “transaction hedging” and “position hedging.”

Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to “lock in” the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency.

Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

Forward Foreign Currency and Foreign Currency Futures Contracts

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (“CFTC”), such as the New York Mercantile Exchange.

Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both “transaction hedging” and “position hedging.” See “Foreign Currency Transactions.”

Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills, or other permissible collateral, up to 5% of the amount of the futures contract. This amount is known as “initial margin.” The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market.” These payments are called “variation margin,” and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund’s position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund’s futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

Foreign Securities (including Emerging Markets)

Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Bonds and Certificates of Deposit, and investments in Canadian Commercial Paper, foreign securities and Euro paper. In addition, the Funds may invest in depositary receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Investment in foreign securities is subject to a number of special risks.

Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund’s assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer. For additional information, see “Foreign Currency Transactions.”

There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

The VA Situs Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund’s securities are denominated may have a detrimental impact on the Fund.

Some countries with emerging securities markets have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.

Futures Contracts and Options on Futures Contracts

A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a “long” position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a “short” position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund’s sale and purchase obligations under closed-out positions will be performed at the termination of the contract. Futures contracts are considered to be commodity contracts.

Futures and options on futures are regulated by the CFTC. The Funds are operated by the Advisor, who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and, therefore, the Advisor is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. The CFTC has adopted amendments to its rules that now require any person that claims an exemption or exclusion from Commodity Pool Operator (“CPO”) registration under CFTC Regulations 4.5, 4.13(a)(1), 4.13(a)(2), 4.13(a)(3), 4.13(a)(5) or an exemption from CTA registration under 4.14(a)(8) to annually affirm the applicable notice of exemption or exclusion within 60 days of the calendar year end. The first notice affirming these exemptions was filed for the calendar year ending December 31, 2012, and annually thereafter. The Funds’ Advisor continues to have the ability to claim the exemption and make the annual affirmation required to maintain this exemptive status. If a Fund were no longer able to claim the exclusion, the Fund’s Advisor would likely become subject to registration and regulation as a commodity pool operator or the Fund might be limited in the use of these transactions.

Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a “short” position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund’s portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a “long” position by purchasing futures on debt securities. This would be done, for example, when the Advisor expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its corresponding reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by a Fund of futures contracts on debt securities is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements, and, in addition, net option premiums received will be included as initial margin deposits. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as “initial margin”. The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations. Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market”. These payments are called “variation margin” and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund’s position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund’s futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction over a very short time period.

Other risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Index Futures Contracts and Options on Index Futures Contracts

A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor’s 100 Stock Index (“S&P 100”) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (“NYSE”). The S&P 100 assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 at a specified future date at a contract price of $180 and the S&P 100 is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 is at $182 on that future date, the Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund’s securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder’s option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash “exercise settlement amount.” This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed “index multiplier.” A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

The Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund’s total assets.

Inflation-Protected Securities

Inflation-protected securities are fixed-income securities whose principal value or interest rate is adjusted periodically according to changes in a specific price index (such as the Consumer Price Index). If the price index falls (deflation), the principal value or interest rate of the securities will be adjusted downward, and, consequently, the interest payable on these securities will be reduced. U.S. Treasury Inflation-Protected Securities, also known as “TIPs”, are adjusted as to principal; repayment of the original principal upon maturity of the security is guaranteed if the security is purchased when originally issued. With respect to other types of inflation-protected securities that are adjusted to the principal amount, the adjusted principal value of the security repaid at maturity may be less than the original principal. Most other types of inflation-protected securities, however, are adjusted with respect to the interest rate, which has a minimum of 0%, and the principal value does not change.

Interests in Other Business Organizations

The VA Dividend Capture Fund and VA Situs Fund may invest in entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States which may issue securities comparable to common or preferred stock. Limited partnerships are partnerships consisting of one or more general partners, by whom the business is conducted, and one or more limited partners who contribute capital to the partnership. Limited liability companies frequently consist of one or more managing members, by whom the business is conducted, and other members who contribute capital to the company. Limited partners and members of limited liability companies generally are not liable for the debts of the partnership beyond their capital contributions or commitments. Limited partners and non-managing members are not involved in the day-to-day management of the partnership or limited liability company. They receive income and capital gains from the partnership or company in accordance with the terms established in the partnership or operating agreement. Typical limited partnerships and limited liability companies are involved in real estate, oil and gas, and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Code (including most limited partnerships and limited liabilities companies), each item of income, gain, loss, deduction and credit is not taxed at the partnership level but flows through with the same character to the partners or members. This allows the partnership to avoid double taxation.

A master limited partnership (MLP) is a publicly traded limited partnership or limited liability company. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded security. MLPs must limit their operations to avoid being taxed as corporations under the Code.

Investment Company Securities, including Money Market Mutual Funds

        The Funds may invest in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Except under exemptive rules or relief from the Securities and Exchange Commission (“SEC”), a Fund may not invest more than 10% of its total assets at any one time in the shares of other investment companies (funds), 5% of its total assets in the shares of any one mutual fund, or own more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment’s yield will be reduced accordingly.

Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Funds may invest up to 25% of their respective total assets in any of the Huntington Money Market Funds subject to Subchapter M and insurance diversification rules as described under the “Taxes” section found below.

Under normal market conditions, the Funds may invest their assets in other investment companies that hold common stocks or index-based securities in order to achieve their investment focus. The shares of most index-based securities, including ETFs, are listed and traded on stock exchanges at market prices, although some shares may be redeemable at NAV for cash or securities. Index-based securities may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with a Fund’s investment strategy. As with traditional mutual funds, index-based securities charge asset-backed fees, although these fees tend to be relatively low. Index-based securities generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell index-based securities.

Money Market Instruments

On July 23, 2014, the SEC voted to amend Rule 2a-7 under the 1940 Act and other rules and forms related to money market funds. These amendments will affect the manner in which the Fund and other money market funds are structured and operated, and may impact Fund expenses, returns and liquidity. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors. The amendments have staggered compliance dates, but compliance with many of these amendments will be required by October 14, 2016. As a result of these amendments, the Fund may be required to take certain steps that will impact and may adversely affect the Fund. The precise nature of such impact and effects has not yet been determined.

Except where otherwise noted, all of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

Commercial Paper, Demand Notes, Variable Amount Demand Notes and Variable Amount Master Demand Notes

Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Euro paper, which is U.S. dollar denominated commercial paper of a foreign issuer.

Demand notes and variable rate demand notes (“VRDNs”) are unsecured, direct lending arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days’ notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

Each of the Funds may only invest in VRDNs which satisfy its credit requirements for commercial paper.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

Other money market instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers’ acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (for example, at least A by S&P or A by Moody’s) at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (for example, obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); receipts, including Treasury Receipts, Treasury Income Growth Receipts and Certificates of Accrual on Treasuries; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

Bank Obligations

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers’ acceptances, certificates of deposit, time deposits and similar securities.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers’ acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution’s most recently published financial statements).

Certificates of Deposit and Time Deposits

Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits (“ETDs”), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits (“CTDs”), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution’s most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

Mortgage Dollar Roll Transactions

A dollar roll transaction is a transaction through which a Fund sells certain of its securities to financial institutions such as banks and broker-dealers, and agrees to repurchase substantially similar securities at a mutually agreed upon date and price. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid assets consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Dollar roll agreements are considered to be borrowings by an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value (“NAV”) if interest rates rise during the term of a dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund’s liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

Mortgage-related Securities

Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities and derivative securities such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”); (b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers include originators or investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. Ginnie Maes are Mortgage Pass-Through Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie

Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA’s guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA’s guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA. The FNMA is a government-sponsored organization. As of September 2008, both FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency. FNMA also has entered into a senior preferred stock purchase agreement with the U.S. Department of the Treasury pursuant to which Treasury has committed to provide funding to FNMA under specified circumstances. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCS”). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security’s effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

Mortgage Pass-through Securities

Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

Adjustable Rate Mortgage Securities

Adjustable rate mortgage securities (“ARMS”) are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

Derivative Mortgage Securities

Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as “CMOs.” Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a “tranche,” is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse floaters, stripped mortgage-backed securities, and Z tranches, discussed below, are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR (“London Inter-Bank Offered Rate”) or COFI (“Cost of Funds Index”). Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund’s investments due to a decline in interest rates.

Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

Stripped mortgage-backed securities (“SMBSs”) may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or “PO” class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or “IO” class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to principal-only SMBSs (the principal-only or “PO” class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or “IO” class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that a Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund’s inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, the Advisor intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of a Fund’s portfolio, while continuing to pursue current income.

Obligations of Supranational Entities

For a discussion of Obligations of Supranational Entities, please see the “Foreign Securities” discussion in this section.

Options

A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

The premium received from writing a put or call option increases a Fund’s return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option’s exercise price regardless of any decline in the underlying security’s market price.

By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

A Fund may write or purchase put and call options. All call options written must be covered.

The successful use of options depends on the ability of the Advisor to forecast interest rate and market movements. For example, if a Fund were to write a call option based on the Advisor’s expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Advisor’s expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

The effective use of options also depends on the Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect a closing transaction at any particular time or at an acceptable price.

The Funds generally expect that their options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the OTC markets. A Fund’s ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Advisor, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events — such as volume in excess of trading or clearing capability — were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund’s use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Advisor may be considered such a group. These position limits may restrict the Trust’s ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

Preferred Stock

Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Such tax requirements limit a REIT’s ability to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Repurchase Agreements

Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller’s obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund’s interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Advisor will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Restricted and Illiquid Securities

Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. Therefore, the Trust intends to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities.

Reverse Repurchase Agreements

Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund’s investment objective and fundamental investment restrictions. As a matter of non-fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets.

Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid assets consistent with the Fund’s investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

Securities Lending

In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower.

The Funds may each lend portfolio securities in an amount representing up to 33 1⁄3% of the value of their total assets and the loan must be collateralized by cash or U.S. Government obligations. It is each Fund’s policy to maintain collateral in an amount equal to at least 100% of the current market value of the loaned securities. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money.

While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Small-Cap/Special Equity Situation Securities

Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P Small-Cap 600 Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a “special equity situation” may involve a significant change from a company’s past experiences, the uncertainties in the appraisal of the future value of the company’s equity securities and the risk of a possible decline in the value of a Fund’s investments are significant.

Time Deposits

For a discussion of Time Deposits, please see the “Money Market Instruments” discussion in this section.

Treasury Receipts

For a discussion of Treasury Receipts, please see the “Money Market Instruments” discussion in this section.

Unit Investment Trusts

Unit Investment Trusts are a type of investment company, registered with the SEC under the 1940 Act, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal. Certain exchange traded funds are organized as unit investment trusts.

U.S. Government Securities

U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury; such as U.S. Treasury bills, notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

Other such obligations are only supported by: the issuer’s right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. Government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. Government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

GSE securities not backed by the full faith and credit of the U.S. Government but that receive support through federal subsidies, loans or other benefits include those issued by the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal National Mortgage Association (“FNMA”), and Tennessee Valley Authority in support of such obligations. As of September 2008, both FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency. FNMA also has entered into a senior preferred stock purchase agreement with the U.S. Department of the Treasury pursuant to which Treasury has committed to provide funding to FNMA under specified circumstances.

Certain other GSE securities are not backed by the full faith and credit of the U.S. Government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. Treasury Obligations

For a discussion of U.S. Treasury Obligations, please see the “U.S. Government Securities” discussion above.

Warrants

Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

When-issued and Delayed Delivery Transactions

When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund’s records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller’s failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. The Advisor may choose to dispose of a commitment prior to settlement.

The Funds may invest up to 25% of their total assets in securities purchased on a when-issued or delayed delivery basis. However, the Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Zero-coupon Securities

Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the NAV of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the “corpus”) of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including TIGRS and CATS. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (that is, unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities. When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds’ principal risks are described in the Prospectus. Additional risk factors are outlined below.

ADR and Domestically Traded Foreign Securities Risk

Because the Funds may invest in ADRs and other domestically traded securities of foreign companies, the Funds’ Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.

Asset-Backed Securities Risk

Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Call Risk

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Commodities-Related Investment Risk

Neither the Advisor nor the Funds anticipate being subject to registration or regulation by the Commodities Futures Trading Commission (“CFTC”) as a commodity pool, commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the Commodity Exchange Act (“CEA”) as a result of a Fund’s commodities-related investments. However, should the Advisor or a Fund be deemed to fall under these categories, then the Advisor would be subject to registration and regulation in its capacity as the Funds’ CPO or CTA, and the Fund would be subject to regulation as a commodity pool under the CEA. A Fund may incur additional expense as a result of the registration and regulation obligations and certain investments may be limited or restricted.

Counterparty Risk

This is the risk that the guarantor of a fixed-income security, the counterparty to an OTC derivatives contract or a borrower of a Fund’s securities will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Credit Risk

Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from nationally recognized securities ratings organizations which assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Currency Risk

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Derivative and Hybrid Instruments Risk

A Fund’s investments in derivatives can significantly increase the Fund’s exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

When a derivative or other instrument is used as a hedge against an offsetting position that the Fund also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Fund uses a derivative security or other instrument for purposes other than as a hedge, or, if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or this SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Equity Securities Risk

Equity securities include common, preferred and convertible preferred stocks and securities, the values of which are tied to the price of certain securities, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Exchange-Traded Funds/Index-Based Securities Risk

An investment in an exchange-traded fund (“ETF”) or index-based security generally presents the same primary risks as an investment in a mutual fund that has the same investment objectives, strategies, and policies. The price of an ETF or index-based security can fluctuate up or down, and the Fund could lose money investing in an ETF or index-based security if the prices of the securities owned by the ETF or index-based security go down. In addition, ETFs and index-based securities may be subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s or index-based security’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s or index-based security’s shares may not develop or be maintained; or (iii) trading of an ETF’s or index-based security’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or by the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) that halt stock trading generally. See also “Ultrashort ETF Risk” for further discussion on ETF Risk.

Extension Risk

Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs Risk

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Government Intervention and Extreme Volatility Risk

In the past, instability in the financial markets led the United States Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations could take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Reduced liquidity may also result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. If they arise, these issues may have an adverse effect on the Funds.

In the wake of the financial crises that began in 2008, the Federal Reserve System attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (the “quantitative easing program”). As a result, the United States is experiencing historically low interest rate levels. A low interest rate environment may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders and pay expenses out of Fund assets because of the low yields from the Fund’s portfolio investments.

However, continued economic recovery and the cessation of the quantitative easing program increase the risk that interest rates will rise in the near future and that the Funds will face a heightened level of interest rate risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and a Fund’s share price to decline or create difficulties for the Fund in disposing of investments. A Fund that invests in derivatives tied to fixed-income markets may be more substantially exposed to these risks than a Fund that does not invest in derivatives. If rising interest rates cause a Fund to lose enough value, the Fund could also face increased shareholder redemptions, which could force the Fund to liquidate its investments at disadvantageous times or prices, thereby adversely affecting the Fund. To the extent a Fund experiences high redemptions because of these policy changes, a Fund may experience increased portfolio turnover, which will increase the costs that a Fund incurs and lower a Fund’s performance.

Hedging Risk

When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund’s hedging transactions will be effective.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. See also Government Intervention and Extreme Volatility Risk.

Investment Style Risk

A particular type of investment in which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk

Some transactions, such as derivatives, reverse repurchase agreements and dollar rolls may give rise to a form of leverage, which may expose the Fund to greater risk and increase its costs. When transactions create leverage, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivatives or other instruments themselves. Certain transactions have the potential for unlimited loss, regardless of the size of the initial investments. Increases and decreases in the value of the securities held by the Fund and therefore in the Fund’s net asset value will be magnified when the Fund uses leverage because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

To mitigate leverage risk, the Advisor will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate Fund positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The Fund will also have to pay interest on its borrowing, reducing the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment.

Liquidity Risk

        Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Manager Risk

The Advisor’s selection of securities for a Fund may cause a Fund to underperform similar funds or relevant benchmarks.

Market Risk

Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to those of mortgage-backed securities.

Prepayment Risk

Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Real Estate Securities/REIT Risk

Investing in securities of companies in the real estate industry subjects a Fund to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate;

•	risks related to general and local economic conditions;

•	possible lack of availability of mortgage funds;

•	overbuilding;

•	extended vacancies of properties;

•	increased competition;

•	increases in property taxes and operating expenses;

•	change in zoning laws;

•	losses due to costs resulting from the clean-up of environmental problems;

•	liability to third parties for damages resulting from environmental problems;

•	casualty or condemnation losses;

•	limitations on rents;

•	changes in neighborhood values and the appeal of properties to tenants; and

•	changes in interest rates.

Therefore, for a Fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of a Fund’s shares may change at different rates compared to the value of shares of a Fund with investments in a mix of different industries.

Securities of companies in the real estate industry include real estate investment trusts (“REITs”) including equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Company Risk” for a discussion of the risks associated with investments in these companies.

Security-Specific Risk

Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.

Small and Medium Size Company Risk

Companies that are small or unseasoned (that is, less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources and a small management group. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a Fund’s investments to decrease if it needs to sell such securities when there are few interested buyers. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a Fund, the Advisor may not be aware of problems associated with the company issuing the security. Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Ultrashort ETFs Risk

Ultrashort ETFs use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. An Ultrashort ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Ultrashort ETF and the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index. The use of aggressive investment techniques also exposes the Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying an Ultrashort ETF benchmark, including: (1) the risk that an instrument is mispriced; (2) credit or performance risk on the amount the Ultrashort ETF expects to receive from a counterparty; (3) the risk that securities prices, interest rates and currency markets will move adversely and the Ultrashort ETF will incur significant losses; (4) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust an Ultrashort ETF’s position in a particular financial instrument when desired.

Unrated Securities Risk

To the extent that the Fund invests in unrated securities, these securities may prove less liquid than rated securities as less information is available regarding the securities and a market may not exist for the securities at a given point in time.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding Shares of a Fund.

Each Fund:

(1)	May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2)	May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3)	May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4)	May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5)	May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6)	May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7)	May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(8)	May not change its diversification status without shareholder approval as required by the 1940 Act.

The fundamental limitations have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, certain Funds also have adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund’s non-fundamental limitations will be communicated to the Fund’s shareholders prior to effectiveness.

1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. “Concentration” is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally, the 1940 Act limits a Fund’s ability to borrow money prohibiting the Fund from issuing senior securities, except a Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

The following are non-fundamental policies of the indicated Fund:

VA Dividend Capture Fund*

•	under normal circumstances, the VA Dividend Capture Fund will invest at least 80% of its assets in dividend-paying stocks, and the Advisor focuses on those it believes are undervalued or out-of-favor.

VA Situs Fund*

•	under normal circumstances, the VA Situs Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in equity securities.

*	The above Funds will provide shareholders with at least 60 days prior notice of any change in these policies as required by SEC Rule 35d-1. These policies shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

The following are non-fundamental limitations of the Funds. The Funds will not:

(1)	Invest in other funds in reliance on Section 12(d)(1)(F) or (G).

(2)	The Funds will not invest more than 15% of net assets in illiquid securities.

(3)	In applying the concentration restriction: (a) the advisor uses GICS (Global Industry Classification Standard) Level 4 as its definition of industry; and (b) asset-backed securities will be classified according to the underlying assets securing such securities. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration. Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

(4)	Invest in companies for the purpose of exercising control.

(5)	Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (4) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

(6)	Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the prospectus) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

(7)	Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

State Insurance Regulations

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by participating insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manage its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.

Voting Information. As used in this SAI, a “vote of a majority of the outstanding Shares” of the Trust or a particular Fund or a particular Class of Shares of the Trust or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust or such Fund or such Class, or (b) 67% or more of the Shares of the Trust or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust or such Fund or such Class are represented in person or by proxy.

PORTFOLIO TURNOVER

The portfolio turnover rate of a Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.

For the fiscal years ended December 31, 2014 and 2013, the portfolio turnover rates for each of the following Funds were as follows:

Fund	2014	2013
VA Dividend Capture Fund	103%	118%
VA Situs Fund	21%	26%

VALUATION

NAV is generally calculated as of the close of the NYSE every Monday through Friday that the NYSE is open.

The price at which the Funds will offer or redeem Shares is the NAV per Share next determined after the order is considered received. The Trust calculates NAV for each of the Funds by valuing securities held based on market value.

Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events. U.S. Government obligations held by a Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost. Investments in other open-end investment companies are valued at NAV. In certain limited circumstances such as when a security’s closing price versus the prior day’s closing price exceeds a defined variance tolerance, or when a security’s closing price is unchanged as compared to the prior day’s closing price, a financial intermediary’s good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available. In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS

Trustees and Officers

The following tables provide information about Independent Trustees and the senior officers of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years and total compensation received as a Trustee for the most recent fiscal year. Please note that the information consolidates and includes historical information from their service as Trustee or Officer of the Original Trusts. Unless otherwise noted, the business address of each person listed below is c/o The Huntington Funds, 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208. Unless otherwise noted, each officer is elected annually by the Board. Each Trustee and officer also serves in the same capacity for Huntington Strategy Shares, another open-end investment company whose series are managed by the Advisor. Collectively, The Huntington Funds and Huntington Strategy Shares comprise the “Huntington Complex.” As of April 1, 2015, the Huntington Complex is comprised of 11 separate series. Each Trustee serves as Trustee for all 11 portfolios of the Huntington Complex.

As of December 31, 2014, the Trustees and officers as a group owned less than 1% of Shares of the Trust.

Interested Trustee Background and Compensation

Name Age Positions Held with Trust Date Service Began with Huntington Complex	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
Joseph L. Rezabek Age: 46 TRUSTEE Began Serving: April 2015	Principal Occupation(s): President, Leader Promotions Previous Position(s): Executive Vice President, Huntington National Bank (President, Huntington Asset Services, Inc., Huntington Asset Advisors, Inc., Huntington Investment Company, Inc. (March 2012 to April 2015); President, The Huntington Funds and Huntington Strategy Shares (February 2013 to April 2015); Managing Director and Head of Fund Services, Citi (2006 to 2012); Chief Operating Officer (Milan, Italy), State Street Corporation (1999 to 2006). Other Directorships Held: Board Member, Huntington Strategy Shares.	$0

Independent Trustees Background and Compensation

Name Age Positions Held with Trust Date Service Began with Huntington Complex	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
Thomas J. Westerfield* Age: 60 CHAIRMAN OF THE BOARD AND TRUSTEE Began serving: January 2001	Principal Occupation(s): Chairman of the Board and Of Counsel, Dinsmore & Shohl LLP (law firm) (August 2005 to present). Previous Position(s): Of Counsel, Cors & Bassett LLC (law firm) (1993-2005). Other Directorships Held: Board Member, Huntington Strategy Shares.	$90,500

Mark D. Shary Age: 55 TRUSTEE Began serving: June 2006	Principal Occupation(s): Managing Director, ET Partner (consulting) (2008 to present); Private investor (2007 to present). Previous Position(s): Chief Executive Officer and President, BestTransport.com, Inc. (2003 to 2007); President, Bostech Corporation (2000 to 2002). Other Directorships Held: Board Member, Huntington Strategy Shares; Director, SafeWhite, hc1.com, Updox, MBA Focus, InnerApps, and Vantage Point Logistics (all private companies); Trustee, TechColumbus (non-profit); Director, Healthcare.com (1998-2000) (public company).	$73,000

William H. Zimmer, III Age: 61 TRUSTEE Began Serving: December 2006

Principal Occupation(s): Chief Executive Officer, Cintel Federal Credit Union, (January 2011 to present); Independent Consultant, WHZIII, LLC (January 2014 to present).

Previous Position(s): Consultant, WHZIII, LLC (March 2009 to January 2011); Assistant Treasurer, Dana Holding Corp. (September 2006 to February 2009) (manufacturing); Vice President and Manager, Global Treasury Management, National City Bank (January 2004 to March 2006); Vice President, Treasury Management Operations, Provident Bank (June 2003 to January 2004); Financial Consultant (April 2001 to June 2003).

Other Directorships Held: Board Member, Huntington Strategy Shares.

		$72,500

*	Thomas J. Westerfield became Chairman of the Trust on February 14, 2013.

Officers*

Name Age Positions Held with Trust Address Date Service Began with Huntington Complex	Principal Occupation(s) and Previous Position(s)
Daniel Brewer Age: 46 PRESIDENT and CHIEF EXECUTIVE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: April 2015

Principal Occupation(s): Senior Vice President, Huntington Asset Services, Inc. (“HASI”) (March 2014 to present).

Previous Position(s): Senior Vice President, Operations, BISYS Fund Services, (October 2002 to March 2014); Kemper Fund Services (February 1991 to September 2002).

Martin R. Dean Age: 51 ANTI-MONEY LAUNDERING OFFICER AND CHIEF COMPLIANCE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: July 2013

Principal Occupation(s): Senior Vice President and Compliance Group Manager, HASI (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington Strategy Shares (July 2013 to present).

Previous Position(s): Director and Fund Accounting and Fund Administration Product Manager, Citi (2008 to June 2013); Senior Vice President/Vice President, Fund Administration, Citi (formerly, BISYS Fund Services) (May 1994 to 2008)

Name Age Positions Held with Trust Address Date Service Began with Huntington Complex	Principal Occupation(s) and Previous Position(s)
Bryan W. Ashmus Age: 42 TREASURER 37 West Broad Street Columbus, OH 43215 Began Serving: November 2013

Principal Occupation(s): Vice President, Financial Administration, HASI (September 2013 to present); Principal Financial Officer and Treasurer, Valued Advisers Trust (December 2013 to present); Treasurer, Huntington Strategy Shares (November 2013 to present).

Previous Position(s): Vice President, Fund Administration, Citi Fund Services, Ohio, Inc. (May 2005 to September 2013).

Jay S. Fitton Age: 45 SECRETARY 3805 Edwards Road Cincinnati, OH 45209 Began Serving: February 2012

Principal Occupation(s): Vice President of Legal Administration, HASI (November 2011 to present); Secretary, Huntington Strategy Shares (October 2012 to present); Secretary, Capitol Series Trust (September 2013 to present).

Previous Position(s): Vice President and Senior Counsel, J.P. Morgan Chase (April 2007 to November 2011).

*	Officers do not receive any compensation from the Trust.

COMMITTEES OF THE BOARD OF TRUSTEES

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Audit	Mark D. Shary (Chairman) Thomas J. Westerfield William H. Zimmer, III	The purposes of the Audit Committee are to oversee the Trust’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust’s independent auditors and the full Board of Trustees. The Audit Committee also serves as the Qualified Legal Compliance Committee.	6

Compliance	Mark D. Shary Thomas J. Westerfield (Chairman) William H. Zimmer, III	The purpose of the Compliance Committee is to oversee the Trust’s compliance with the legal and regulatory requirements of the Trust’s operations, including compliance with securities laws and regulations.	6

Investment Oversight	Mark D. Shary Thomas J. Westerfield William H. Zimmer, III (Chairman)	The purpose of the Investment Oversight Committee is to oversee the Funds’ compliance with investment policies and procedures, to monitor the Funds’ performance and the Advisor’s initiatives with regard to investment management.	5

Nominating	Mark D. Shary Thomas J. Westerfield (Chairman) William H. Zimmer, III	The purpose of the Nominating Committee is to nominate a person or persons to serve as a member of the Board of Trustees. The Nominating Committee will consider nominees recommended by Shareholders. The Nominating Committee shall be comprised of all Independent Trustees. Recommendations should be submitted to the Nominating Committee in care of The Huntington Funds.	0

Special Proxy Voting	Mark D. Shary William H. Zimmer, III	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Trust with respect to specific votes referred by the Trust’s Advisor.	0

BOARD OWNERSHIP OF SHARES IN THE VA PORTFOLIOS AND THE HUNTINGTON COMPLEX AS OF DECEMBER 31, 2014

All Funds managed by the Advisor are part of the “Huntington Complex.” The Huntington Complex consists of the Trust and Huntington Strategy Shares.

(1) Name of Trustee	(2) Dollar Range of Shares Owned In the VA Portfolios	(2) Dollar Range of Shares Owned in The Huntington Complex
Joseph L. Rezabek	None	None
Thomas J. Westerfield	None	$50,001 - $100,000
Mark D. Shary	None	Over $100,000
William H. Zimmer, III	None	$50,001 - $100,000

Qualifications and Experience of the Trustees

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. The current members of the Board have joined the Board at different points in time since 1990. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; (3) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (4) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust.

In addition to the information set forth in the table above, the following sets forth additional information about the qualifications and experience of each of the Trustees that lead to the conclusion that each Trustee should serve as Trustee of the Trust.

Joseph L. Rezabek

Mr. Rezabek’s experience includes over 26 years of corporate executive and mutual fund industry experience, including service as president and chief operating officer of several mutual fund administrators. His previous experience managing mutual fund administration companies and serving as an officer in various capacities on mutual fund boards provide him with extensive knowledge of management, regulatory, business, financial reporting, and corporate governance issues. In addition, his previous experience serving as President of the Trust has given him an extensive understanding of the Trust’s operations.

Mark D. Shary

Mr. Shary’s experience includes over twenty years of corporate executive and accounting experience, including service as the chief financial officer of a publicly traded company and the chief executive officer of two companies. Mr. Shary is a Certified Public Accountant and has served in the financial services and investment company-related practices of a global accounting firm. Mr. Shary has also served on the boards of public and private companies, as well as non-profit entities. This experience provides Mr. Shary with extensive knowledge of management, financial reporting, and corporate governance issues. In addition, his multi-year service as an Independent Trustee of the Trust has given him a strong understanding of investment company operations.

Thomas J. Westerfield

Mr. Westerfield’s experience includes serving as a corporate lawyer advising on corporate and mutual fund issues since 1981. Mr. Westerfield has also served on the boards of private companies, including a real estate development company. His legal background and board experience provides him with extensive knowledge of regulatory, business, financial reporting and corporate governance issues. In addition, his twelve years of service as a Trustee of the Trust have given him an extensive understanding of the Trust’s operations.

William H. Zimmer III

Mr. Zimmer has over twenty years of corporate and financial industry experience, including service as a chief financial officer of a publicly traded company, assistant treasurer of a multinational corporation, secretary-treasurer of a large NYSE firm, and a manager of global treasury operations for a large bank. Mr. Zimmer also has experience serving on the boards of mutual funds and large companies. This experience provides him with an extensive knowledge of management, financial reporting, operational and corporate governance issues. In addition, his five years as an Independent Trustee of the Trust have given him a strong understanding of the Trust’s operations.

Board Structure

The Board of Trustees is responsible for overseeing the management and operations of the Trust. The Board consists of one Interested Trustee and three Independent Trustees. The Chairperson of the Trust, Thomas J. Westerfield, is an Independent Trustee.

The Board of Trustees has five standing committees: Audit Committee, Compliance Committee, Investment Oversight Committee, Nominating Committee and Special Proxy Voting Committee. The Audit Committee and Nominating Committee are chaired by Independent Trustees. All members of the Special Proxy Voting Committee are Independent Trustees. Through the Audit, Compliance, Investment Oversight, Nominating and Special Proxy Voting Committees, the Independent Trustees consider and address important matters involving the Trust, including those presenting conflicts or potential conflicts of interest for Trust management. The Board holds four regular meetings each year to consider and address matters involving the Funds. The Board also may hold special meetings to address matters arising between regular meetings. In addition, the Independent Trustees regularly meet outside the presence of management and are advised by independent legal counsel. These meetings may take place in-person or by telephone.

The Board reviews its structure regularly and believes that its leadership structure, including having a super-majority of Independent Trustees, coupled with an Independent Chairperson, is appropriate and in the best interests of the Trust, given its specific characteristics. The Board of Trustees also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.

When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board reviews the mix of skills and other relevant experiences of the Trustees.

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Trust is the Board’s oversight of the risk management of the Trust’s investment programs and business affairs. The Funds are subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. The Funds, the Advisor and other service providers to the Trust have implemented various processes, procedures and controls to identify risks to the Funds, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur. Different processes, procedures and controls are employed with respect to different types of risks.

The Board of Trustees exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself. In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, the Board of Trustees requires management of the Advisor and the Trust, including the Trust’s Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and the Audit Committee receive regular reports from the Trust’s independent public accountants on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the Trust’s CCO, including outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives a quarterly report from the Trust’s CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. The Board also receives quarterly reports from the Advisor on the investments and securities trading of the Funds, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Funds’ securities. The Board also receives reports from the Trust’s primary service providers regarding their operations as they relate to the Funds.

Investment Advisor

        Huntington Asset Advisors, Inc. (Advisor) has served as investment advisor to the Trust since its creation on May 12, 2001 as part of a reorganization of the investment advisory services of Huntington National Bank. The Advisor is a separate, wholly owned subsidiary of Huntington National Bank. As of December 31, 2014, the Advisor had assets under management of $2.0 billion.

Huntington National Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated (“HBI”) and is deemed to be controlled by HBI. With over $66 billion in assets as of December 31, 2014, HBI is a Maryland corporation and a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depositary services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

Under the investment advisory agreements between the Trust and the Advisor (Investment Advisory Agreements), the Advisor, at its expense, furnishes a continuous investment program for the various Funds and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust’s Declaration of Trust and By-laws, and of the 1940 Act. In addition, the Advisor makes decisions consistent with a Fund’s investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

The Advisor may from time to time agree to voluntarily reduce its advisory fee. While there can be no assurance that the Advisor will choose to make such an agreement, any voluntary reductions in the Advisor’s advisory fee will lower the Fund’s expenses, and thus increase the Fund’s yield and total return, during the period such voluntary reductions are in effect.

The Investment Advisory Agreements provide that the Advisor shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of the Advisor.

The Investment Advisory Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days’ written notice, or by the Advisor on 90 days’ written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Agreements also terminate without payment of any penalty in the event of their assignment. The Investment Advisory Agreements provide that they will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not “interested persons” of Huntington.

From time to time, the Advisor may use a portion of its reasonable resources and profits to pay for certain administrative services provided by financial institutions for Shares of the Funds.

Portfolio Manager Information

Unless otherwise noted, the following information about the Funds’ Portfolio Managers is provided as of March 16, 2015. None of the other Accounts described below has an advisory fee that is based on the performance of the account.

VA Dividend Capture Fund

Other Accounts Managed by Kirk Mentzer	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	4 funds / $400,815,372
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

Other Accounts Managed by Peter A. Sorrentino	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	3 funds / $440,000,000
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

VA Situs Fund

Other Accounts Managed by B. Randolph “Randy” Bateman	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	2 funds / $185,742,003
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

Other Accounts Managed by Kirk Mentzer	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	4 funds / $420,786,405
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

Mr. Bateman is paid a fixed base salary and is eligible for a cash bonus. Base salary is determined within a market competitive salary range, based on his experience and performance, and is reviewed annually. The cash incentive is part of the Management Incentive Plan (“MIP”). MIP is an annual plan that is funded based on a percentage of annual base salary measured against corporate objectives and paid based on individual and business unit performance.

Mr. Bateman is eligible for annual awards of stock options and restricted stock units on The Huntington National Bank’s holding company stock, the amount of which is recommended by his manager and subject to approval by the Chief Executive Officer and the Compensation Committee of the Board of Directors of the holding company. Mr. Bateman is eligible, but has not elected, to participate in a deferred compensation program.

Mr. Mentzer and Mr. Sorrentino (collectively “Fund Managers”) are paid fixed base salaries and are eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on experience and performance, and is reviewed annually. The cash incentive is part of the Huntington Asset Advisors Incentive Plan (the “Plan”). The Plan has two quarterly award components which are as follows:

•	Participants are eligible for a quarterly award under the Plan as a new business sales incentive opportunity based on the first year fees generated by the account.

•	Participants are also eligible for a quarterly performance award under the Plan. The quarterly performance incentive is based on a percentage of the Fund Manager’s quarterly base salary and the assigned Fund’s Morningstar rankings as of the calendar quarter-end. In addition, the payout is also funded based on the retail growth of the Fund Manager’s respective Fund. The final pool is then adjusted for compliance and risk-related events. A percentage of the final quarterly award is subject to a deferral until after year-end with the final pooled/deferred amount subject to Corporate performance.

Mr. Mentzer and Mr. Sorrentino are each eligible for an annual award of stock options and/or restricted stock units of Huntington Bank’s holding company stock, the amount of which is recommended by the Fund Manager’s manager and approved by the Chief Executive Officer and Compensation Committee of the holding company. Mr. Mentzer and Mr. Sorrentino are eligible, but have not elected, to participate in a deferred compensation program.

Advisor Conflicts of Interest

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Advisor does not track the time a portfolio manager spends on a single portfolio, the Advisor does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. All individual trust accounts are reviewed at least annually to assure that investment decisions are consistent with the stated objectives and investment strategy of the trust, with legal and regulatory limitations, and with the current fundamental strategy of the Advisor.

Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines and compliance with the Advisor’s Code of Ethics. Finally, the Advisor has structured the portfolio managers’ compensation in a manner, and the Funds have adopted policies and procedures, reasonably designed to safeguard the Funds from being negatively affected as a result of any such potential conflicts.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Under Rule 206(4)-6 of the Advisers Act , it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The Trustees have delegated to the Advisor authority to vote proxies on the securities held in the Funds’ portfolios. The Advisor’s proxy voting policies are set forth below, and shall govern its voting of such proxies.

Advisor’s Policies

As required pursuant to Rule 206(4)-6 of the Advisers Act, the Advisor will vote proxies associated with securities held by the Funds in the best interest of the shareholders of the Funds.

The Advisor employs an independent third party to: (i) provide voting recommendations and guidelines for all proxies for which the Advisor has authority to vote; (ii) cast a vote consistent with the recommendation of the independent third party; and (iii) maintain required proxy voting records.

The Advisor has adopted the independent third party proxy voting guidelines, as they may be amended from time to time, to further the interest of the Funds’ shareholders with respect to proxy voting matters, and the Advisor’s Proxy Review Committee (described below in this section) will review the proxy voting guidelines no less frequently than annually to assure that votes continue to be cast in the best interest of shareholders of the Funds. Any changes in the guidelines will be communicated at least annually by the Advisor’s Proxy Review Committee to the Chief Compliance Officer of the Funds.

The Advisor will ensure that proxy votes are voted in the Funds’ best interest and are not affected by the Advisor’s conflicts of interest. To alleviate any conflicts of interests, as detailed above in this section, the Advisor generally votes all proxies in accordance with the independent third party guidelines thereby removing any discretion on the part of the Advisor. In any instance where there is no recommendation on how to vote a proxy pursuant to the proxy voting guidelines, the general policy of the Advisor will be to vote any such proxies in accordance with the recommendations of management. For proxy votes on issues held by the Funds for which the Advisor overrides the recommendation of the independent third party, or for which no recommendation is made by the third party, the Advisor will follow the procedures as detailed below in this section.

All proxies will be voted in accordance with the proxy voting guidelines, subject to the limitations otherwise described in this section. The Advisor will not neglect its proxy voting responsibilities, but the Advisor may abstain from voting if it deems that abstaining is in the Funds’ best interest. (For example, the Advisor may be unable to vote securities that have been lent by the custodian, voting on international securities where personal appearance is required and not having sufficient information to vote the proxy). (See below in this section for information regarding procedures when the Advisor determines that for the Funds voting a specific proxy is inappropriate or impractical under the proxy voting guidelines.)

In accordance with Rule 204-2 of the Advisers Act, the Advisor must retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund/client securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor may rely on proxy statements filed on the SEC’s EDGAR system (instead of keeping its own copies), and may rely on proxy statements and records of its votes cast that are maintained by the proxy voting service provider, provided that the Advisor obtains an undertaking from the service provider to provide a copy of the documents promptly upon request.

The Advisor has established a Proxy Review Committee to monitor the recommendations made and votes cast to assure that such votes are consistent with, as applicable:

•	the Advisor’s fiduciary duty;

•	the best interest of the shareholders of the Funds;

•	the approved proxy voting guidelines; and

•	these Proxy Voting Policies and Procedures.

In addition, on an annual basis the Committee will review and approve the proxy voting guidelines for the Advisor.

In any instances where the Advisor is unable to vote a proxy on behalf of the Funds due to the fact that voting is inappropriate or impractical under the proxy voting guidelines or any possible conflict of interest of the Advisor is not adequately addressed by such guidelines, the Advisor will refer the vote on that proxy to the Special Voting Proxy Committee of the Funds (described below in this section). Any proxy referred to the Special Proxy Voting Committee of the Board of Trustees of the Funds will be voted by the Advisor in accordance with the instructions received by the Special Proxy Committee of the Funds.

The Board of Trustees of the Funds has established a Special Proxy Voting Committee to consider and determine how to vote on behalf of the Funds with respect to specific votes referred by the Advisor. The Special Proxy Voting Committee shall be composed exclusively of the independent Trustees of the Board of Trustees of the Funds, and will conduct its activities according to the Special Proxy Voting Committee Charter.

Certain Funds may be required to vote proxies in a manner specified under the 1940 Act. In particular, a Fund that relies on Section 12(d)(1)(F) of the 1940 Act to invest in the securities of other investment companies must vote its shares in an underlying investment company in accordance with Section 12(d)(1)(E) of the 1940 Act. With respect to those Funds that rely on
Section 12(d)(1)(F), the Advisor will have no discretion in voting those proxies and the Advisor Proxy Review Committee Chairman (or his or her designee) will instruct the proxy voting service provider to vote those Funds’ proxies on underlying investment companies in the same proportion as the vote of all other holders of such securities (commonly referred to as “echo” or “mirror” voting).

Proxy Voting Report

A report on “Form N-PX” of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available without charge through The Huntington Funds’ website. Go to www.huntingtonfunds.com; select “Fund Shareholders;” then use the link to “Proxy Voting Record” and select a Fund. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The disclosure policy of the Funds and the Advisor generally prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Funds’ portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for certain personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. All of these service providers are identified elsewhere in the Prospectus or in the Appendix to this SAI.

No consideration may be received by the Fund, the Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information.

The Board exercises oversight of the disclosure of Fund portfolio holdings by: (1) overseeing the implementation and enforcement of the policy, the Trust’s Code of Ethics and other relevant policies and procedures of the Trust and its service providers by the CCO; (2) considering reports and recommendations by the CCO concerning materials compliance matters (as defined in Rule 38a-1 under the 1940 Act); and (3) considering proposed amendments to this policy. The Board also receives and reviews periodically and at least annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the Advisor’s Chief Compliance Officer and the authorization of the Funds’ Chief Executive Officer or Chief Financial Officer. Approval to furnish nonpublic portfolio holdings information to a third party will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.

The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. These organizations are Lipper, Morningstar and Standard & Poor’s, Inc., who receive a full portfolio holdings listing each month.

The Advisor may also disclose nonpublic portfolio holdings information of the Funds no less often than monthly to Abel/Noser Corp., Bloomberg, Bondedge, eVestment, FactSet, InvestEdge, Investment Scorecard, Inc., McGraw-Hill, Thomson-Vestek, Valueline, Vickers and Wilshire Associates, Inc., so that they can provide the Advisor with portfolio and trading analysis and comparative information based on proprietary modeling software to assist the Advisor in its investment management process. In addition, traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.

The Funds may provide portfolio holdings information to certain legal firms that monitor potential securities settlements or litigation. These firms are Berger & Montague, P.C., Bernstein Litowitz Berger & Grossman LLP, Chimicles & Tikellis LLP, Grant & Eisenhofer P.A., and Robbins Geller Rudman & Dowd LLP.

The Funds may also provide portfolio holdings information to participating insurance companies, including Hartford Life Insurance Company, The Lincoln National Life Insurance Company, Nationwide Financial Services, Inc., Transamerica Life Insurance Company, Delaware Life Insurance Company and Sun Life Assurance Company of Canada (US).

Portfolio Transactions

The Advisor may place portfolio transactions with broker-dealers that furnish, without cost, certain research, statistical, and quotation services of value to the Advisor and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by the Advisor. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment advisor on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results for the Trust.

As part of its regular banking operations, Huntington National Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Huntington Bank. The lending relationship will not be a factor in the selection of securities for the Funds.

Brokerage Allocation and Other Practices

Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Advisor places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, the Advisor, having in mind a Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Advisor receives research, statistical, and quotation services from many broker-dealers with which it places a Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to the Advisor is not reduced because the Advisor and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, the Advisor may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. The Advisor’s authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

The following brokerage commissions were paid by the Funds indicated below for the fiscal years indicated:

	VA Dividend Capture Fund For the fiscal years ended December 31,			VA Situs Fund For the fiscal years ended December 31,
	2012	2013	2014	2012	2013	2014
Brokerage Commissions Paid	$83,052	$120,913	$117,153	$20,862	$45,755	$48,540

On December 31, 2014, certain Funds owned securities of the following regular broker/dealers (amounts in thousands):

Fund	Security Type	Security	Holdings
VA Dividend Capture Fund	Equity	Raymond James	$485
VA Dividend Capture Fund	Equity	Wells Fargo	$1,142
VA Dividend Capture Fund	Equity	JP Morgan Chase & Co.	$1,236
VA Situs Fund	Equity	Raymond James	$1,776

Code of Ethics

Each of the Trust, the Advisor and the Distributor maintains Codes of Ethics which permit Fund Trustees and certain employees to invest in securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain preclearance and blackout provisions that minimize potential conflicts of interest. Although they do permit these people to trade in securities, including those that the Trust could buy, they also contain significant safeguards designed to protect the Trust and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions. As of the date of this SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust’s Registration Statement.

Expenses

The Trust’s service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of Huntington National Bank, SEC fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, auditing and legal fees and expenses, fees charged by rating agencies in having the Fund’s Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders’ and Trustees’ reports and meetings and any extraordinary expenses.

Distributor

Unified Financial Securities, Inc. (“Distributor”) is the Funds’ Distributor. The Distributor offers Shares on a continuous, best-efforts basis and markets the Shares to insurance companies. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds. The Distributor is a wholly-owned subsidiary of HBI and an affiliate of the Sub-Administrator.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the fees that the Funds pay to financial intermediaries, the Advisor and its affiliates may pay out of their own reasonable profits and resources amounts (including items of material value) to certain financial intermediaries. While Financial Industry Regulatory Authority (“FINRA”) regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Advisor and its affiliates may pay out of their own resources. You can ask your financial intermediary for information about any payments it receives from the Advisor and its affiliates for any service the financial intermediary provides.

Other Benefits to Financial Intermediaries

From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.

UNDERWRITING COMMISSIONS

No underwriting commissions are paid in connection with the sale of Fund Shares.

Administration Services

Huntington Asset Services, Inc. (“HASI”), a wholly owned subsidiary of Huntington Bancshares, Incorporated, provides administration, financial administration and accounting services at the following annual rate on a tiered basis:

Fee Rate	Average Daily Net Assets of the Trust
0.1822%	on the first $4 billion
0.1650%	on the next $2 billion
0.1575%	on the next $2 billion
0.1450%	on assets in excess of $8 billion

There is no minimum annual fee per Fund or class of Shares.

The Advisor and its affiliates may pay out of their own reasonable resources and profits, fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

Custodians

The Huntington National Bank currently serves as custodian of the Funds. For its custody services, The Huntington National Bank receives an annual maximum fee of 0.026% calculated on the domestic assets in the VA Dividend Capture Fund and VA Situs Fund as of the last day of each month, plus out-of-pocket expenses. It also receives an annual surcharge of 0.005% of 1.00% calculated on the net non-domestic assets of the VA Situs Fund as of the last day of each month. The Huntington National Bank is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, and maintenance of bank accounts on behalf of the Funds. In addition, The Huntington National Bank is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

Brown Brothers Harriman & Co. serves as sub-custodian of the VA Situs Fund.

Transfer Agent and Dividend Disbursing Agent

Huntington Asset Services, Inc., Indianapolis, IN, a wholly-owned subsidiary of HBI, serves as the transfer agent and dividend disbursing agent for the Trust.

Independent Registered Public Accounting Firm

Ernst & Young LLP is the independent registered public accounting firm for the Trust.

Legal Counsel

Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, DC 20006, is counsel to the Trust and Independent Trustees and will pass upon the legality of the Shares offered hereby.

FEES PAID BY THE FUNDS FOR SERVICES

	VA Dividend Capture Fund
	For the fiscal year ended December 31,
	2012	2013	2014
Advisory Fee Earned	$200,451	$241,603	$220,420
Administration Fee Earned	$60,870	$72,720	$67,120
Financial Administration Fee Earned	$5,408	$5,990	$—
Advisor Reimbursements	$—	$—	$(25,787)
Chief Compliance Officer Services*	$1,348	$1,035	$1,609

	VA Situs Fund
	For the fiscal year ended December 31,
	2012	2013	2014
Advisory Fee Earned	$241,439	$336,671	$369,697
Administration Fee Earned	$73,316	$101,364	$112,353
Financial Administration Fee Earned	$6,819	$8,962	$—
Advisor Reimbursements	$—	$—	$(23,917)
Chief Compliance Officer Services*	$1,491	$1,608	$2,789

*	Chief Compliance Officer services are contracted with HASI and paid by the Trust at the contractual rate of $100,000 per year (from July 9, 2013 through August 19, 2014, the annual rate was $135,188).

PRINCIPAL HOLDERS OF SECURITIES

Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of Shares of any Fund. The Advisor is a wholly owned subsidiary of Huntington National Bank. Huntington National Bank, a national banking association, is a direct wholly-owned subsidiary of HBI, a bank holding company organized under the laws of Maryland. By virtue of the Advisor’s affiliation with Huntington National Bank, the Advisor may be deemed to control the Funds.

As of April 1, 2015, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Fund	Shareholder Name Address	Shares Owned	Percentage Owned
VA Dividend Capture Fund
	Hartford Life Ins Co Separate Account Two P.O. Box 2999 Hartford, CT 06104	1,384,338.626	59.42%
	Transamerica Life Insurance Company 4333 Edgewood Rd. NE Cedar Rapids, IA 52499	378,976.937	16.27
	Transamerica Life Insurance Company 4333 Edgewood Rd. NE Cedar Rapids, IA 52499	209,391.060	8.99%
	Delaware Life Insurance Company 1 Sun Life Executive Park Wellesley Hills, MA 02481	192,570.997	8.27%
VA Situs Fund
	Hartford Life Ins Co Separate Account Two P.O. Box 2999 Hartford, CT 06104	619,590.410	28.20%
	Transamerica Life Insurance Company 4333 Edgewood Rd. NE Cedar Rapids, IA 52499	135,356.349	6.16%
	Delaware Life Insurance Company 1 Sun Life Executive Park Wellesley Hills, MA 02481	118,586.815	5.40%
	Transamerica Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499	164,577.857	7.49%

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

SHAREHOLDER RIGHTS

The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of Shares of beneficial interest, representing interests in separate portfolios of securities. The Shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established one class of Shares in the Funds.

All shareholders are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders and a proportionate fractional vote for each fractional share held. Shareholders of the Trust will vote in the aggregate and not by Fund except as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. In accordance with current laws, it is anticipated that the participating insurance companies will request voting instructions from contract owners and will vote the shares in the separate account in proportion to the voting instructions received. The effect of this proportional voting is that a small number of contract owners may control the outcome of a particular vote.

The rights of shareholders cannot be modified without a majority vote.

The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding Shares of the Trust. Upon written request by the holders of shares representing 1% of the outstanding Shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees. Shareholder inquiries regarding the Funds should be directed to the Trust, c/o Huntington Asset Services, Inc., 2960 N. Meridian St. Suite 300, Indianapolis, IN 46208.

ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS

Shares of the Funds may be purchased, exchanged and redeemed only by contacting a participating insurance company.

In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. Only New Technology Medallion imprints will be accepted as signature guarantees.

Other Purchase Information

Purchases are made at NAV. If at any time the right to purchase Shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional Shares and have dividends reinvested.

Other Exchange Information

Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a New Technology Medallion Signature Guarantee.

Unless otherwise specified in writing, the existing registration relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

Exchanges will not be available for Shares purchased by check until the check has cleared.

Other Redemption Information

If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a New Technology Medallion Signature Guarantee) to the Trust, P.O. Box 6110 Indianapolis, IN 46206-6110.

TAXES

It is intended that each Fund qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

(a)	derive in each taxable year at least 90% of its gross income from: (a) dividends, interest, payments with respect to certain securities loans, and gains from the sales or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “Qualified Publicly Traded Partnership”); and

(b)	distribute with respect to each taxable year at least 90% of the sum of its “investment company taxable income” (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and its tax-exempt interest income (less deductions attributable to that income) for such year, if any; and

(c)	diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (i) cash and cash items, U.S. government securities, the securities of other regulated investment companies and (ii) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (i) any one issuer, (ii) any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (iii) any one or more Qualified Publicly Traded Partnerships.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If a Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year (and fails, or was not eligible for, or chooses not to take advantage of, the available remediation provisions), the Fund would be subject to tax on its income at corporate rates. In addition, the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as regulated investment company that is accorded special tax treatment.

If a Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund may be subject to a 4% excise tax on the under-distributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

For a discussion of the tax consequences of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earning from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1⁄2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable annuity contracts held in the Funds. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not in accordance with regulations prescribed by the Treasury department, adequately diversified. Disqualification of the variable annuity contract as an annuity contract would result in immediate imposition of federal income tax on variable contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

A Fund will meet the diversification requirements if no more than 55% of the value of its assets is represented by any one investment, no more than 70% of the value of its assets is represented by any two investments, no more than 80% of the value of its assets is represented by any three investments, and no more than 90% of the value of its assets is represented by any four investments. For purposes of this rule, all securities of the same issuer, all interests in a single real estate project, and all interests in the same commodity are treated as a single investment, but each government agency or instrumentality is treated as separate issuer. Alternatively, a Fund will be treated as meeting this requirement for any quarter of its taxable year if, as of the close of such quarter, the Fund meets the diversification requirements applicable to regulated investment companies generally (described above) and no more than 55% of the value of it total assets consists of cash and cash items (including receivables), U.S. Government securities, and securities of other regulated investment companies.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by a Fund for the purpose of meeting the diversification test if the Fund meets certain requirements. Each Fund will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of such Fund’s assets. It is possible that, in order to comply with the diversification requirements, less desirable investment decisions may be made which could affect the investment performance of such Fund.

The above discussion of the federal income tax treatment of the Funds assumes that all the insurance company accounts holding Shares of a Fund are either segregated asset accounts underlying variable contacts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code. Additional tax consequences may apply to holders of variable contracts investing in a Fund if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on a disposition of the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders of a regulated investment company, such as the separate accounts that own shares of the Funds, are not exempted from this filing requirement even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may provide an exception from this reporting requirement to shareholders of most or all regulated investment companies.

The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative, judicial or administrative action and such changes may be retroactive.

In addition, the foregoing is only a summary of some of the important federal tax considerations generally affecting holders of variable annuity contracts investing in a Fund. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or of the holders of such variable contracts, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective investors are urged to consult with their tax advisers with specific reference to their own tax situation, including the potential application of state, local, and (if applicable) foreign taxes.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in the regulations or rulings.

Foreign Investments

If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and a Fund may be subject to Federal income taxes upon disposition of PFIC investments.

DIVIDENDS AND DISTRIBUTIONS

Each of the Funds will declare and distribute dividends from net investment income, if any, and will distribute its net realized capital gains, if any, at least annually.

PERFORMANCE INFORMATION

Generally, the Funds will advertise average annual total returns. In accordance with SEC guidelines, the average annual total return for each class of shares is calculated according to the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

P (1+T)n = ERV

In accordance with SEC guidelines, the yield for each class of shares of a Fund is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[ (a – b + 1)6 -1]

    cd

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

FINANCIAL STATEMENTS

The audited financial statements of the Funds for the fiscal year ended December 31, 2014, and the report of Ernst & Young LLP, independent registered public accounting firm, are incorporated herein by reference to the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2014, which has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the SEC. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust.

INVESTMENT RATINGS

A.M. BEST

LONG-TERM DEBT RATINGS

Investment Grade

Aaa: Exceptional

aa: Very Strong

a: Strong

bbb: Adequate

Non-Investment Grade

Bb: Speculative

b: Very Speculative

ccc, cc, c: Extremely Speculative

d: In Default

SHORT-TERM DEBT RATINGS

Investment Grade

AMB-1+: Strongest

AMB-1: Outstanding

AMB-2: Satisfactory

AMB-3: Adequate

Non-Investment Grade

AMB-4: Speculative

D: In Default

FITCH

LONG-TERM DEBT RATINGS

Investment grade

AAA: the best quality companies, reliable and stable

AA: quality companies, a bit higher risk than AAA

A: economic situation can affect finance

BBB: medium class companies, which are satisfactory at the moment

Non-investment grade

BB: more prone to changes in the economy

B: financial situation varies noticeably

CCC: currently vulnerable and dependent on favorable economic conditions to meet its commitments

CC: highly vulnerable, very speculative bonds

C: highly vulnerable, perhaps in bankruptcy or in arrears but still continuing to pay out on obligations

D: has defaulted on obligations and Fitch believes that it will generally default on most or all obligations

NR: not publicly rated

SHORT-TERM DEBT RATINGS

Fitch’s short-term ratings indicate the potential level of default within a 12-month period.

F1+ : best quality grade, indicating exceptionally strong capacity of obligor to meet its financial commitment

F1: best quality grade, indicating strong capacity of obligor to meet its financial commitment

F2: good quality grade with satisfactory capacity of obligor to meet its financial commitment

F3: fair quality grade with adequate capacity of obligor to meet its financial commitment but near term adverse conditions could impact the obligor’s commitments

B: of speculative nature and obligor has minimal capacity to meet its commitment and vulnerability to short term adverse changes in financial and economic conditions

C: possibility of default is high and the financial commitment of the obligor are dependent upon sustained, favorable business and economic conditions

D: the obligor is in default as it has failed on its financial commitments.

Fitch also uses intermediate +/- modifiers for each category between AA and CCC (e.g., AA+, AA, AA-, A+, A, A-, BBB+, BBB, BBB-, etc.).

MOODY’S

GLOBAL LONG-TERM RATING SCALE

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf ) to all structured finance ratings. The (sf ) indicator was introduced on August 11, 2010 and explained in a special comment entitled, “Moody’s Structured Finance Rating Scale.” The addition of (sf ) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf ) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics.

GLOBAL SHORT-TERM RATING SCALE

P-1 Issuers (or supporting institutions) rated Prime-1: have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2: have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3: have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime: do not fall within any of the Prime rating categories.

US MUNICIPAL SHORT-TERM DEBT OBLIGATION RATINGS

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established. SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

STANDARD AND POORS

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC;CC; and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*	The ratings from ’AA’ to ’CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

ADDRESSES

Huntington VA Dividend Capture Fund

Huntington VA Situs Fund

2960 N. Meridian Street

Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

Distributor

Unified Financial Securities, Inc.

2960 N. Meridian Street

Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

Investment Advisor

Huntington Asset Advisors, Inc.

Huntington Plaza, 6th Floor

37 West Broad Street

Columbus, OH 43215

Custodian

The Huntington National Bank

41 South High Street

Columbus, OH 43215

Sub-custodian for VA Situs Fund

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Fund Accountant, Fund Administrator, Transfer Agent and Dividend Disbursing Agent

Huntington Asset Services, Inc.

2960 N. Meridian St.

Suite 300

Indianapolis, IN 46208

Independent Registered Public Accounting Firm

Ernst & Young LLP

1100 Huntington Center

41 South High Street

Columbus, Ohio 43215

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits.

(a)(1)	Agreement and Declaration of Trust of the Registrant dated April 27, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(a)(2)	Amendment No. 1 to Agreement and Declaration of Trust of the Registrant dated April 27, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(b)(1)	Bylaws of the Registrant dated April 27, 2006 – Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(c)(1)	Specimen Certificate for Shares of Beneficial Interest of the Registrant dated April 18, 2006, including Certificate of Amendment dated May 17, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010) .

(d)(1)	Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(d)(2)	Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(d)(3)	Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(d)(4)	Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(d)(5)

Investment Advisory Agreement dated September 11, 2007, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA International Equity Fund, VA Income Equity Fund, VA Macro 100 Fund, VA Mid Corp America

Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(d)(6)	Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA International Equity Fund, VA Income Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(d)(7)	Letter Agreement dated June 23, 2006, to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA International Equity Fund, VA Income Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 28, 2007 (File No. 811-05010).

(d)(8)	Letter Agreement dated February 27, 2007, to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA International Equity Fund, VA Income Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed April 29, 2008 (File No. 811-05010).

(d)(9)	Letter Agreement dated February 27, 2007, to Investment Advisory Agreement dated August 31, 2007, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA International Equity Fund, VA Income Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed April 29, 2008 (File No. 811-05010).

(d)(10)	Letter Agreement dated January 24, 2008, to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA International Equity Fund, VA Income Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed April 29, 2008 (File No. 811-05010).

(d)(11)	Subadvisory Agreement dated June 23, 2006, between the Registrant, Huntington Asset Advisors, Inc. and Laffer Investments, Inc. (terminated) - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(d)(12)	Amended and Restated Exhibit 1 to Schedule A to the Investment Advisory Agreement dated June 23, 2006, between Registrant and Huntington Asset Advisors, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(d)(13)	Letter Agreement dated October 29, 2008, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2008 (File No. 811-05010).

(d)(14)	Letter Agreement dated January 29, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2008 (File No. 811-05010).

(d)(15)	Amended and restated Exhibit A dated October 21, 2008, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(d)(16)	Amended and restated Schedule A dated May 1, 2008, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(d)(17)	Letter Agreement dated April 27, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(d)(18)	Letter Agreement dated June 15, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(d)(19)	Letter Agreement dated July 29, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Growth Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(d)(20)	Letter Agreement dated December 28, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Global Select markets Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(d)(21)	Amended and restated Schedule A dated December 28, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(d)(22)	Amendment to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington World Income Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed May 2, 2011 (File No. 811-05010).

(d)(23)	Amendment to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Disciplined Equity Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(d)(24)	Investment Subadvisory Agreement dated July 21, 2011, between Huntington Asset Advisors, Inc. and Haberer Registered Investment Advisor, Inc., relating to the Huntington Disciplined Equity Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(d)(25)	Amendment to the Investment Advisory Agreement dated May 25, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Income Generation Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed June 1, 2012 (File No. 811-05010).

(d)(26)	Amendment to the Investment Advisory Agreement dated June 22, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Longer Duration Fixed Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 85 filed July 6, 2012 (File No. 811-05010).

(d)(27)	Amendment to the Investment Advisory Agreement dated August 9, 2012, between the Registrant and Huntington Asset Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 86 filed August 16, 2012 (File No. 811-05010).

(d)(28)	Amendment to the Investment Advisory Agreement dated August 9, 2012, between the Registrant and Huntington Asset Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 86 filed August 16, 2012 (File No. 811-05010).

(d)(29)	Amendment to the Investment Advisory Agreement dated August 19, 2013, between the Registrant and Huntington Asset Advisors, Inc. on behalf of the Huntington Retail Funds – Incorporated by reference to Registrant’s Form 497 filed on September 4, 2013 (File No. 811-05010).

(d)(30)	Amendment to the Investment Advisory Agreement dated August 19, 2013, between the Registrant and Huntington Asset Advisors, Inc. on behalf of the Huntington Retail Funds – Incorporated by reference to Registrant’s Form 497 filed on September 4, 2013 (File No. 811-05010).

(d)(31)	Amendment to the Investment Advisory Agreement dated August 19, 2013, between the Registrant and Huntington Asset Advisors, Inc. on behalf of the Huntington VA Funds – Incorporated by reference to Registrant’s Form 497 filed on September 4, 2013 (File No. 811-05010).

(d)(32)	Amendment to the Investment Advisory Agreement dated December 13, 2013, between the Registrant and Huntington Asset Advisors, Inc. on behalf of the Huntington Retail Funds – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(d)(33)	Amendment to the Investment Advisory Agreement dated December 13, 2013, between the Registrant and Huntington Asset Advisors, Inc. on behalf of the Huntington Retail Funds – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(d)(34)	Amendment to the Investment Advisory Agreement dated August 19, 2014, between the Registrant and Huntington Asset Advisors, Inc. on behalf of the Huntington Money Market Funds – Incorporated by reference to Registrant’s Form 497 filed on September 2, 2014 (File No. 811-05010).

(d)(35)	Amendment to the Investment Advisory Agreement dated August 19, 2014, between the Registrant and Huntington Asset Advisors, Inc. on behalf of the Huntington Retail Funds – Incorporated by reference to Registrant’s Form 497 filed on September 2, 2014 (File No. 811-05010).

(d)(36)	Amendment to the Investment Advisory Agreement dated August 19, 2014, between the Registrant and Huntington Asset Advisors, Inc. on behalf of the Huntington VA Funds – Incorporated by reference to Registrant’s Form 497 filed on September 2, 2014 (File No. 811-05010).

(e)(1)	Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(e)(2)	Amendment to Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(e)(3)	Exhibit A to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(e)(4)	Amended and restated Amendment #1 to Exhibit A to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(e)(5)	Exhibit B to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(e)(6)	Amendment #1 to Exhibit B dated April 30, 2007, to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(e)(7)	Exhibit C to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(e)(8)	Amendment #1 to Exhibit C dated April 30, 2007, to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(e)(9)	Exhibit D to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(e)(10)	Amended and restated Exhibit E dated August 31, 2007, to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(e)(11)	Form of Distribution Agreement dated April 1, 2009, between the Registrant and Unified Financial Securities, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(e)(12)	Distribution Agreement dated April 1, 2009, between the Registrant and Unified Financial Securities, Inc., including Exhibits A and B - Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(e)(13)	Amended and Restated Exhibit A dated December 28, 2009 to the Distribution Agreement dated April 1, 2009 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(e)(14)	Amendment to the Distribution Agreement dated April 1, 2009, between the Registrant and Unified Financial Securities, Inc., including Exhibit A, relating to the Huntington World Income Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed May 2, 2011 (File No. 811-05010).

(e)(15)	Amendment to the Distribution Agreement dated April 1, 2009, between the Registrant and Unified Financial Securities, Inc., including Exhibit A, relating to the Huntington Disciplined Equity Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(e)(16)	Amendment to the Distribution Agreement dated May 25, 2012, including Exhibit A, between the Registrant and Unified Financial Securities, Inc., relating to the Huntington Income Generation Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed June 1, 2012 (File No. 811-05010).

(e)(17)	Amendment to the Distribution Agreement dated June 22, 2012, including Exhibit A, between the Registrant and Unified Financial Securities, Inc., relating to the Huntington Longer Duration Fixed Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 85 filed July 6, 2012 (File No. 811-05010).

(e)(18)	Amended Distribution Agreement dated August 31, 2012, including Exhibits A and B, between the Registrant and Unified Financial Securities, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(e)(19)	Letter Agreement dated November 15, 2012, between the Registrant and Unified Financial Securities, Inc. relating to the U.S. Treasury Money Market Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 91 filed April 30, 2013 (File No. 811-05010).

(e)(20)	Amended Distribution Agreement dated August 19, 2013, including Exhibits A and B, between the Registrant and Unified Financial Securities, Inc. – Incorporated by reference to Registrant’s Form 497 filed on September 4, 2013 (File No. 811-05010).

(e)(21)	Amended Distribution Agreement dated December 13, 2013, including Exhibits A and B, between the Registrant and Unified Financial Securities, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(e)(22)	Amended Distribution Agreement dated August 19, 2014, including Exhibits A and B, between the Registrant and Unified Financial Securities, Inc. – Incorporated by reference to Registrant’s Form 497 filed on September 2, 2014 (File No. 811-05010).

(f)(1)	Employee Lease Agreement dated July 9, 2013 between the Registrant, Huntington Strategy Shares and Huntington Asset Services, Inc. for the services rendered by the Funds’ Chief Compliance Officer – Incorporated by reference to Registrant’s Form 497 filed on September 4, 2013 (File No. 811-05010).

(f)(2)	Amended and Restated Employee Lease Agreement dated August 19, 2014 between the Registrant, Huntington Strategy Shares and Huntington Asset Services, Inc. for the services rendered by the Funds’ Chief Compliance Officer – Incorporated by reference to Registrant’s Form 497 filed on September 2, 2014 (File No. 811-05010).

(g)(1)	Custodian Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(g)(2)	Schedule A to Custodian Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(g)(3)	Schedule B dated September 11, 2007 as Amended and Restated on August 31, 2007, to the Custodian Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(g)(4)	Amendment to the Custodian Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(g)(5)	Foreign Custody Manager Agreement dated June 23, 2006, between the Registrant and The Bank of New York – Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(g)(6)	Form of Exhibit A, Amended and Restated as of August 31, 2007, to Foreign Custody Manager Agreement dated June 23, 2006, between the Registrant and The Bank of New York – Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(g)(7)	Schedule I to Foreign Custody Manager Agreement dated June 23, 2006, between the Registrant and The Bank of New York – Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(g)(8)	Foreign Custody Agreement dated June 23, 2006, between the Registrant and The Bank of New York – Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(g)(9)	Schedule I to Foreign Custody Agreement dated June 23, 2006, between the Registrant and The Bank of New York – Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(g)(10)	Form of Schedule II, Amended and Restated as of August 31, 2007, to Foreign Custody Agreement dated June 23, 2006, between the Registrant and The Bank of New York – Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(g)(11)	Schedule III to Foreign Custody Agreement dated June 23, 2006, between the Registrant and The Bank of New York – Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(g)(12)	Appendix I to Foreign Custody Agreement dated June 23, 2006, between the Registrant and The Bank of New York – Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(g)(13)	Sub-Custody Agreement dated June 23, 2006, between the Registrant, The Huntington National Bank and PFPC Trust Company – Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 8, 2007 (File No. 811-05010).

(g)(14)	Custodian Agreement dated June 26, 2006, between the Registrant and State Street Bank and Trust Company including Schedules A, B and C and the Remote Access Services Addendum – Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(g)(15)	Schedules A and B to the Custodian Agreement dated October 21, 2008, between the Registrant and The Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(g)(16)	Securities Lending Customer Agreement dated September 19, 2007, between the Registrant and PFPC Trust Company – Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(g)(17)	Form of Global Sub-Custodian Agreement between The Huntington National Bank and Brown Brothers Harriman & Co. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(g)(18)	Custodian Agreement dated May 26, 2009, between the Registrant and The Huntington National Bank - Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(g)(19)	Appendix B, Amended and Restated as of July 29, 2009, to the Custodian Agreement dated May 26, 2009, between the Registrant and The Huntington National Bank - Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(g)(20)	Appendix B, Amended and Restated as of December 28, 2009, to the Custodian Agreement dated May 26, 2009, between the Registrant and The Huntington National Bank - Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(g)(21)	Amendment to the Custodian Agreement dated May 26, 2009, between the Registrant and The Huntington National Bank, relating to the Huntington World Income Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed May 2, 2011 (File No. 811-05010).

(g)(22)	Amendment to the Custodian Agreement dated May 26, 2009, between the Registrant and The Huntington National Bank, relating to the Huntington Disciplined Equity Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(g)(23)	Amended and Restated Custodian Agreement dated May 26, 2009, as amended August 31, 2012, between the Registrant and The Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 91 filed April 30, 2013 (File No. 811-05010).

(g)(24)	Amendment to Custodian Agreement dated November 8, 2012, between the Registrant and The Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 91 filed April 30, 2013 (File No. 811-05010).

(g)(25)	Revised Amendment to Custodian Agreement dated November 8, 2012, between the Registrant and The Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 91 filed April 30, 2013 (File No. 811-05010).

(g)(26)	Revised Amendment to Custodian Agreement effective June 1, 2013, between the Registrant and The Huntington National Bank – Incorporated by reference to Registrant’s Form 497 filed on September 4, 2013 (File No. 811-05010).

(g)(27)	Amendment to Custodian Agreement effective August 19, 2014, between the Registrant and The Huntington National Bank – Incorporated by reference to Registrant’s Form 497 filed on September 2, 2014 (File No. 811-05010).

(h)(1)	Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(2)	Amended and Restated Exhibit A to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed October 21, 2008 (File No. 811-05010).

(h)(3)	Exhibit B to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(4)	Exhibit C to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(5)	Exhibit D to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(6)	Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank - Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(7)	Amended and Restated Investment Company Exhibit as of August 31, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank - Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(8)	Administrative Services Fee Exhibit to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank - Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(9)	First Amendment dated June 29, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank - Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(10)	Administrative Services Agreement (Shareholder Services) between the Registrant and The Huntington National Bank dated June 23, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(11)	Exhibit A to Administrative Services Agreement (Shareholder Services) between the Registrant and The Huntington National Bank dated June 23, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(12)	Agreement for Sub-Administrative Services dated June 23, 2006, between the Registrant, The Huntington National Bank and Federated Services Company - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(13)	Amended and Restated Investment Company Exhibit as of August 31, 2007 and dated September 11, 2007, to Agreement for Sub-Administrative Services dated June 23, 2006, between the Registrant, The Huntington National Bank and Federated Services Company - Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(14)	Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services dated June 23, 2006, between the Registrant, The Huntington National Bank and Federated Services Company - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(15)	First Amendment dated June 29, 2007 to Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services dated June 23, 2006, between the Registrant, The Huntington National Bank and Federated Services Company - Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(16)	Financial Administration and Accounting Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2001 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(17)	Amended and Restated Exhibit A as of August 31, 2007 and dated September 22, 2007, to the Financial Administration and Accounting Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2001 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(18)	Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 8, 2007 (File No. 811-05010).

(h)(19)	Amendment #1 to the Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 8, 2007 (File No. 811-05010).

(h)(20)	Amendment #2 to the Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 8, 2007 (File No. 811-05010).

(h)(21)	Amendment #3 to the Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 8, 2007 (File No. 811-05010).

(h)(22)	Fund Participation Agreement between the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company dated June 23, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 8, 2007 (File No. 811-05010).

(h)(23)	Schedule A dated June 23, 2006 to the Fund Participation Agreement between the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company dated June 23, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(24)	Form of Amended and Restated Amendment #1 dated August 31, 2007 to Schedule B of the Fund Participation Agreement between the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company dated June 23, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(25)	Schedule C to the Fund Participation Agreement between the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company dated June 23, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(26)	Form of Fund Participation Agreement between the Registrant, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Huntington Asset Advisors, Inc. and Edgewood Services, Inc. dated June 23, 2006, including Exhibits A through E - Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 8, 2007 (File No. 811-05010).

(h)(27)	Fund Participation Agreement between the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Transamerica Life Insurance Company dated June 23, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 8, 2007 (File No. 811-05010).

(h)(28)	Fund Participation Agreement between the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Sun Life Assurance Company of Canada (U.S.) dated January 1, 2008 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(29)	Registrant’s Shareholder Services Plan dated February 13, 2007 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(h)(30)	Exhibit A dated September 10, 2008, to Registrant’s Shareholder Services Plan dated February 13, 2007 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed October 21, 2008 (File No. 811-05010).

(h)(31)	Indemnification Agreement between the Registrant and Trustee of Trust dated November 9, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(h)(32)	Indemnification Agreement between the Registrant and Trustee of Trust dated November 9, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(h)(33)	Indemnification Agreement between the Registrant and Trustee of Trust dated November 9, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(h)(34)	Indemnification Agreement between the Registrant and Trustee of Trust dated November 9, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(h)(35)	Indemnification Agreement between the Registrant and Trustee of Trust dated November 9, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(h)(36)	Indemnification Agreement between the Registrant and Trustee of Trust dated December 1, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(h)(37)	Indemnification Agreement between the Registrant and Trustee of Trust dated November 9, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(h)(38)	Consultant Agreement between Huntington Asset Advisors, Inc. and Laffer Investments, Inc. dated September 1, 2008 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed October 21, 2008 (File No. 811-05010).

(h)(39)	Schedule A to the Fund Participation Agreement between the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Sun Life Assurance Company of Canada (U.S.) dated October 21, 2008 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(40)	Appendix A to Indemnification Agreement between the Registrant and Trustee William H. Zimmer III, dated October 21, 2008 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(41)	Appendix A to Indemnification Agreement between the Registrant and Trustee Thomas Westerfield, dated October 21, 2008 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(42)	Appendix A to Indemnification Agreement between the Registrant and Trustee Mark Shary, dated October 21, 2008 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(43)	Appendix A to Indemnification Agreement between the Registrant and Trustee Tadd Seitz, dated October 21, 2008 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(44)	Appendix A to Indemnification Agreement between the Registrant and Trustee B. Randolph Bateman, dated October 21, 2008 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(45)	Appendix A to Indemnification Agreement between the Registrant and Trustee David Schoedinger, dated October 21, 2008 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(46)	Amended and Restated Administrative Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2008 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(47)	Form of Mutual Fund Services Agreement, Fund Sub-Administration Services between The Huntington National Bank and Unified Fund Services, Inc., dated April 1, 2009 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(48)	Form of Mutual Fund Sales and Services Agreement (Unified Financial Securities, Inc.) - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(49)	Amended and Restated Exhibit #2 to Exhibit A of the Administrative Services Agreement (Shareholder Services) between the Registrant and The Huntington National Bank dated May 1, 2008 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(50)	Amended and Restated Exhibit A as of October 21, 2008, to the Mutual Fund Services Agreement for Transfer Agency Services between the Registrant and Unified Fund Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(51)	Amendment No. 2 dated November 1, 2008, to the Participation Agreement between the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Transamerica Life Insurance Company - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(52)	Form of Shareholder Services Agreement of the Registrant (including Amended and Restated Amendment #1 to Exhibit A) - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(53)	Second Amended and Restated Exhibit A to The Huntington Funds Shareholder Services Plan dated September 17, 2008 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(54)	Mutual Fund Services Agreement for Sub-Administration Services between The Huntington National Bank and Unified Fund Services, Inc., dated April 1, 2009, including Exhibit A and Exhibit B - Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(h)(55)	Amended and Restated Exhibit A dated April 1, 2009, to the Administrative Services Agreement (Shareholder Services) between the Registrant and The Huntington National Bank dated June 23, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(h)(56)	Amendment dated May 7, 2009, to Amended and Restated Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank - Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(h)(57)	Fund Participation Agreement between Nationwide Financial Services, Inc. and Unified Financial Securities, Inc. as distributor of the Funds, dated April 21, 2009, including Exhibits A through D - Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(h)(58)	Form of Fund Participation Agreement between the Registrant, Huntington Asset Advisors, Inc., Unified Financial Securities, Inc. and Hartford Life Insurance Company, dated April 1, 2009, including Schedules A through C - Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(h)(59)	Amended and Restated Exhibit A as of July 29, 2009, to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(h)(60)	Indemnification Agreement between the Registrant and Trustee Alistair Jessiman dated January 29, 2010 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(h)(61)	Amended and Restated Exhibit A as of December 28, 2009, to the Shareholder Services Plan of The Huntington Funds - Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(h)(62)	Amended and Restated Exhibit A as of December 28, 2009, to the Shareholder Services Agreement of the Registrant - Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(h)(63)	Exhibit A to the Mutual Fund Services Agreement for Fund Sub-Administration Services dated December 28, 2009 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(h)(64)	Amended and Restated Exhibit A as of December 28, 2009, to the Mutual Fund Services Agreement for Transfer Agency Services between Unified Fund Services, Inc. and The Huntington Funds - Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(h)(65)	Amended and restated Exhibit A as of December 28, 2009, to the Administrative Services Agreement - Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(h)(66)	Amendment to Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Fund Services, Inc., relating to the Huntington World Income Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed May 2, 2011 (File No. 811-05010).

(h)(67)	Amendment to Exhibit A of the Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank, relating to the Huntington World Income Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed May 2, 2011 (File No. 811-05010).

(h)(68)	Amendment to the Shareholder Services Agreement, regarding the Huntington World Income Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed May 2, 2011 (File No. 811-05010).

(h)(69)	Amendment to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Fund Services, Inc., relating to the Huntington Disciplined Equity Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(h)(70)	Amendment to Exhibit A of the Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank, relating to the Huntington Disciplined Equity Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(h)(71)	Amendment to Shareholder Services Agreement, regarding the Huntington Disciplined Equity Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(h)(72)	Amended and Restated Exhibit A as of July 5, 2010, to the Financial Administration and Accounting Services Agreement dated December 1, 2001, between the Registrant and The Huntington National Bank - Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(h)(73)	Expense Limitation Agreement dated May 25, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Income Generation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed June 1, 2012 (File No. 811-05010).

(h)(74)	Expense Limitation Agreement dated May 1, 2011, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Balanced Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(75)	Expense Limitation Agreement dated May 1, 2011, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Conservative Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(76)	Expense Limitation Agreement dated May 1, 2011, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Growth Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(77)	Expense Limitation Agreement dated May 1, 2011, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Global Select Markets Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(78)	Expense Limitation Agreement dated May 1, 2011, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Balanced Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(79)	Expense Limitation Agreement dated May 1, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Balanced Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(80)	Expense Limitation Agreement dated May 1, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Conservative Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(81)	Expense Limitation Agreement dated May 1, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Growth Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(82)	Expense Limitation Agreement dated May 1, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Global Select Markets Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(83)	Expense Limitation Agreement dated May 1, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Balanced Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(84)	Amended Expense Limitation Agreement dated August 31, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Income Generation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(85)	Expense Limitation Agreement dated September 28, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Dividend Capture Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(86)	Expense Limitation Agreement dated November 30, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington World Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(87)	Expense Limitation Agreement dated February 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington US Treasury Money Market Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(88)	Expense Limitation Agreement dated February 15, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Real Strategies Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(89)	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Balanced Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(90)	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Conservative Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(91)	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Growth Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(92)	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Global Select Markets Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(93)	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Balanced Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(h)(94)	Amended and Restated Administrative Services Agreement dated June 23, 2006, as amended August 31, 2012, between the Registrant and The Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 91 filed April 30, 2013 (File No. 811-05010).

(h)(95)	Amendment to Mutual Fund Services Agreement for Transfer Agency Services dated August 31, 2012, between the Registrant and Huntington Asset Services, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 91 filed April 30, 2013 (File No. 811-05010).

(h)(96)	Administrative Services Agreement dated December 1, 2012, between the Registrant and Huntington Asset Services, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 91 filed April 30, 2013 (File No. 811-05010).

(h)(97)	Expense Limitation Agreement dated April 24, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Growth Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 91 filed April 30, 2013 (File No. 811-05010).

(h)(98)	364-Day Credit Agreement dated January 18, 2013 and Letter Amendment dated December 27, 2012 between Citibank, N.A. and the Registrant – Incorporated by reference to Registrant’s Form 497 filed on September 4, 2013 (File No. 811-05010).

(h)(99)	Amendment No. 4 dated May 1, 2013, to the Participation Agreement between the Registrant, Unified Financial Securities, Inc., Huntington Asset Advisors, Inc., Transamerica Financial Life Insurance Company and Transamerica Life Insurance Company – Incorporated by reference to Registrant’s Form 497 filed on September 4, 2013 (File No. 811-05010).

(h)(100)	Supplement to the Master Securities Loan Agreement dated May 22, 2013 between Morgan Stanley & Co., LLC, MS Securities Services Inc. and the Registrant on behalf of the Funds listed on Schedule 1 – Incorporated by reference to Registrant’s Form 497 filed on September 4, 2013 (File No. 811-05010).

(h)(101)	Amendment to Mutual Fund Services Agreement for Transfer Agency Services dated August 19, 2013, between the Registrant and Huntington Asset Services, Inc. – Incorporated by reference to Registrant’s Form 497 filed on September 4, 2013 (File No. 811-05010).

(h)(102)	Amendment to Exhibit A dated August 19, 2013 to the Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank – Incorporated by reference to Registrant’s Form 497 filed on September 4, 2013 (File No. 811-05010).

(h)(103)	Expense Limitation Agreement dated November 22, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Dividend Capture Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 96 filed on December 12, 2013 (File No. 811-05010).

(h)(104)	Expense Limitation Agreement dated December 13, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Disciplined Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 96 filed on December 12, 2013 (File No. 811-05010).

(h)(105)	Expense Limitation Agreement dated December 13, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Dividend Capture Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 96 filed on December 12, 2013 (File No. 811-05010).

(h)(106)	Expense Limitation Agreement dated December 13, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Income Generation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 96 filed on December 12, 2013 (File No. 811-05010).

(h)(107)	Expense Limitation Agreement dated December 13, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Real Strategies Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 96 filed on December 12, 2013 (File No. 811-05010).

(h)(108)	Expense Limitation Agreement dated December 13, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Situs Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 96 filed on December 12, 2013 (File No. 811-05010).

(h)(109)	Expense Limitation Agreement dated December 13, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington World Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 96 filed on December 12, 2013 (File No. 811-05010).

(h)(110)	Expense Limitation Agreement dated February 28, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Income Generation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No 100 filed on February 27, 2014 (File No. 811-05010).

(h)(111)	Expense Limitation Agreement dated February 28, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington World Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No 100 filed on February 27, 2014 (File No. 811-05010).

(h)(112)	Amended and Restated Administrative Services Agreement dated June 23, 2006, as amended December 13, 2013, between the Registrant and The Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(113)	364-Day Credit Agreement dated December 19, 2013, between Citibank, N.A. and the Registrant – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(114)	Expense Limitation Agreement dated February 10, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington International Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(115)	Expense Limitation Agreement dated February 26, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Rotating Markets Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(116)	Expense Limitation Agreement dated March 5, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Growth Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(117)	Expense Limitation Agreement dated March 5, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Income Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(118)	Expense Limitation Agreement dated March 5, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Mid Corp America Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(119)	Expense Limitation Agreement dated May 1, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Disciplined Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(120)	Expense Limitation Agreement dated May 1, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Dividend Capture Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(121)	Expense Limitation Agreement dated May 1, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Global Select Markets Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(122)	Expense Limitation Agreement dated May 1, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington International Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(123)	Expense Limitation Agreement dated May 1, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Real Strategies Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(124)	Expense Limitation Agreement dated May 1, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Situs Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(125)	Expense Limitation Agreement dated May 1, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Balanced Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(126)	Expense Limitation Agreement dated May 1, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Conservative Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(127)	Expense Limitation Agreement dated May 1, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Growth Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(128)	Expense Limitation Agreement dated May 1, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Balanced Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(129)	Expense Limitation Agreement dated May 1, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Dividend Capture Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(130)	Expense Limitation Agreement dated May 1, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA International Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(131)	Expense Limitation Agreement dated May 1, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Rotating Markets Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(132)	Expense Limitation Agreement dated May 1, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Real Strategies Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(133)	Expense Limitation Agreement dated May 1, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Situs Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(134)	Expense Limitation Agreement dated May 1, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Mortgage Securities Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(h)(135)	Amendment to Exhibit A dated August 19, 2014 to the Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank – Incorporated by reference to Registrant’s Form 497 filed on September 2, 2014 (File No. 811-05010).

(h)(136)	Amendment to Mutual Fund Services Agreement for Transfer Agency Services dated August 19, 2014, between the Registrant and Huntington Asset Services, Inc. – Incorporated by reference to Registrant’s Form 497 filed on September 2, 2014 (File No. 811-05010).

(h)(137)	Amended dated June 1, 2014 to the Master Securities Loan Agreement dated February 21, 2012, and the Exclusive Fee Side Letter dated May 22, 2013, between Morgan Stanley & Co., LLC, and the Registrant on behalf of the Funds listed on Schedule I – Incorporated by reference to Registrant’s Form 497 filed on September 2, 2014 (File No. 811-05010).

(h)(138)	Exclusive Lending Letter dated July 11, 2014, and effective August 19, 2014, to the Master Securities Loan Agreement dated February 21, 2012, between Morgan Stanley & Co., LLC, and the Registrant on behalf of the Funds listed on Schedule I – Incorporated by reference to Registrant’s Form 497 filed on September 2, 2014 (File No. 811-05010).

(h)(139)	Form of Mutual Fund Sales and Services Agreement (Unified Financial Securities, Inc.) – Incorporated by reference to Registrant’s Form 497 filed on September 2, 2014 (File No. 811-05010).

(i)(1)	Opinion of Counsel as to legality of shares being offered – Incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed April 29, 2005 (File No. 811-05010).

(i)(2)	Opinion of Counsel as to legality of shares being offered, relating to the Huntington World Income Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 69 filed February 14, 2011 (File No. 811-05010).

(i)(3)	Opinion of Counsel as to legality of shares being offered, relating to the Huntington Disciplined Equity Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 71 filed April 15, 2011 (File No. 811-05010).

(i)(4)	Opinion of Counsel as to legality of shares being offered, relating to the Huntington Income Generation Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed June 1, 2012 (File No. 811-05010).

(i)(5)	Opinion of Counsel as to legality of shares being offered, relating to the Huntington Longer Duration Fixed Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 85 filed July 6, 2012 (File No. 811-05010).

(i)(6)	Opinion of Counsel as to legality of shares being offered, relating to the Huntington Dividend Capture Fund and Huntington Situs Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 94 filed October 15, 2013 (File No. 811-05010).

(i)(7)	Opinion of Counsel as to the legality of shares being offered, relating to the Huntington Income Generation Fund and Huntington World Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed October 15, 2013 (File No. 811-05010).

(j)(1)	Consent of Independent Registered Public Accounting Firm – Filed herewith.

(j)(2)	Consent of Counsel - Incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed April 29, 2005 (File No. 811-05010).

(k)	Not applicable.

(l)(1)	Initial Capital Understanding - Incorporated by reference to Registrant’s Post-Effective Amendment No. 20 filed April 26, 1996 (File No. 811-05010).

(m)(1)	Distribution Plan of the Registrant dated June 23, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(m)(2)	Exhibit A to the Distribution Plan of the Registrant dated June 23, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(m)(3)	Amended and Restated Exhibit 1 to Exhibit A to the Distribution Plan of the Registrant dated June 23, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(m)(4)	Amended and Restated Distribution Plan of the Registrant dated April 1, 2009 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(m)(5)	Exhibit A to Amended and Restated Distribution Plan of the Registrant dated April 1, 2009 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(m)(6)	Amended and Restated Exhibit A dated December 28, 2009 to the Distribution Plan of the Registrant dated April 1, 2009 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(m)(7)	Amendment to the Distribution Plan of the Registrant dated April 1, 2009, regarding the Huntington World Income Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed May 2, 2011 (File
No. 811-05010).

(m)(8)	Amendment to the Distribution Plan of the Registrant dated April 1, 2009, regarding the Huntington Disciplined Equity Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(m)(9)	Amended and Restated Distribution Plan of the Registrant dated August 31, 2012 – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(m)(10)	Amended and Restated Distribution Plan of the Registrant dated August 19, 2013 – Incorporated by reference to Registrant’s Form 497 filed on September 4, 2013 (File No. 811-05010).

(m)(11)	Amended and Restated Distribution Plan of the Registrant dated December 13, 2013 – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(m)(12)	Amended and Restated Distribution Plan of the Registrant dated August 19, 2014 – Incorporated by reference to Registrant’s Form 497 filed on September 2, 2014 (File No. 811-05010).

(n)(1)	Multiple Class Plan, dated June 23, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(n)(2)	Exhibit to the Multiple Class Plan, dated June 23, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(n)(3)	Amended and Restated Exhibit #1 to Registrant’s Multiple Class Plan, dated June 23, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(n)(4)	Amended and Restated Exhibit #2 to Registrant’s Multiple Class Plan, dated June 23, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(n)(5)	Amended and Restated Exhibit dated December 28, 2009, to Registrant’s Multiple Class Plan, dated June 23, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(n)(6)	Amendment to Registrant’s Multiple Class Plan regarding the Huntington World Income Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed May 2, 2011 (File No. 811-05010).

(n)(7)	Form of Amendment to Registrant’s Multiple Class Plan regarding the Huntington Disciplined Equity Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(n)(8)	Amended Multiple Class Plan of the Registrant dated August 31, 2012 – Incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed February 28, 2013 (File No. 811-05010).

(n)(9)	Second Amended Multiple Class Plan of the Registrant dated September 26, 2013 – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(n)(10)	Third Amended Multiple Class Plan of the Registrant dated February 14, 2014 – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed April 29, 2014 (File No. 811-05010).

(o)(1)	Powers of Attorney of Charles Davis, Daniel Benhase, John Shary, Thomas Westerfield, David Schoedinger and William R. Wise - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(o)(2)	Power of Attorney of the Chief Executive Officer and Vice President of the Registrant - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(o)(3)	Power of Attorney of the President of the Registrant - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(o)(4)	Power of Attorney of the Treasurer of the Registrant - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(o)(5)	Power of Attorney of the Trustee of the Registrant - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(o)(6)	Power of Attorney of the Trustee of the Registrant - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(o)(7)	Power of Attorney of the Trustee of the Registrant - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(o)(8)	Power of Attorney of the Assistant Secretary of the Registrant - Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed October 21, 2008 (File No. 811-05010).

(o)(9)	Power of Attorney of Anthony J. Ghoston, Chief Executive Officer of the Registrant – Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(o)(10)	Power of Attorney of Eric McKenzie, Vice President of the Registrant - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(o)(11)	Power of Attorney of Secretary of Registrant - Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(o)(12)	Power of Attorney of Trustee of the Registrant - Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 filed February 24, 2010 (File No. 811-05010).

(o)(13)	Power of Attorney of R. Jeffrey Young, Principal Executive Officer of the Registrant - Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 filed February 24, 2010 (File No. 811-05010).

(o)(14)	Power of Attorney of Matthew Miller, Vice President of the Registrant - Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 filed February 24, 2010 (File No. 811-05010).

(o)(15)	Power of Attorney of Joel Engle, Treasurer of the Registrant - Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 filed February 24, 2010 (File No. 811-05010).

(o)(16)	Power of Attorney of Secretary of the Registrant - Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(o)(17)	Power of Attorney of the Trustees of the Registrant dated August 9, 2012 – Incorporated by reference to Registrant’s Post-Effective Amendment No. 86 filed August 16, 2012 (File No. 811-05010).

(p)(1)	Code of Ethics of Edgewood Services, Inc. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(p)(2)	Code of Ethics of The Huntington Funds, dated May 4, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(p)(3)	Code of Ethics of Federated Investors, Inc., dated January 1, 2005, revised January 26, 2005 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(p)(4)	Code of Ethics of Laffer Investments, Inc., amended May 4, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(p)(5)	Code of Ethics of Huntington Asset Advisors, Inc., dated November 9, 2006 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(p)(6)	Code of Ethics of Unified Fund Services, Inc. and Unified Financial Securities, Inc., dated February 4, 2009 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(p)(7)	Code of Ethics of The Huntington Funds, dated September 30, 2013 – Incorporated by reference to Registrant’s Post-Effective Amendment No 100 filed on February 27, 2014 (File No. 811-05010).

(p)(8)	Code of Ethics of The Huntington Funds, dated April 16, 2014 – Incorporated by reference to Registrant’s Form 497 filed on September 2, 2014 (File No. 811-05010).

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

  No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII, Section 4 of Registrant’s Agreement and Declaration of Trust and Section 2 of the Trustees’ Indemnification Agreements. The Investment Advisory Contracts provide that, in the absence of willful misfeasance, bad faith or gross negligence, on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the Investment Advisory Contracts. Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Contracts. Indemnification of Registrant’s distributor, custodian and transfer agent against certain losses is provided for, respectively, in Section 10 of the Distributor’s Contract, incorporated herein by reference as Exhibit (e)(i), Section 8 of the Custodian Contract, incorporated herein by reference as Exhibit (g)(i) and Section 8 of the Transfer Agency Agreement incorporated herein by reference as Exhibit (h)(i). Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

ITEM 31.	Business and Other Connections of the Investment Adviser.

HAA serves as the investment adviser to the Registrant. HAA is a wholly owned subsidiary of Huntington Bancshares Incorporated (“HBI”). To the knowledge of the Registrant, none of the directors or officers of HAA, except as set forth below, is or has been at any time during the past two years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers also hold various positions with and engage business for Huntington National Bank or its affiliates.

The Directors of the Investment Adviser are: Todd Beekman, Dan Brewer1, and John E. Kalb.

The Officers of the Investment Adviser are:

President/Chief Investment Officer:	B. Randolph Bateman
Treasurer and Chief Financial Officer:	David Castor
Senior Vice President, Chief Compliance Office and Assistant Secretary:	Kenton K. Pettit[2]
Secretary:	Larry D. Case
Senior Vice President and Senior Portfolio Manager:	Paul Attwood
Senior Vice President and Senior Portfolio Manager:	Kirk F. Mentzer
Senior Vice President and Senior Portfolio Manager:	Peter Sorrentino
Vice President and Portfolio Manager:	Ronald Weiner
Vice President and Portfolio Manager:	Pik Ling Martina Cheung

[1]	Prior to joining HNB in 2014, Mr. Brewer was Chief Administrative Officer and Product Manager for North American Fund Services, Citi Fund Services, 3435 Stelzer Rd., Columbus, OH 43219.
[2]	Prior to joining HNB in 2013, Mr. Pettit was a self-employed management consultant.

ITEM 32.	Principal Underwriters.

(a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Appleton Funds, Bruce Fund, HC Capital Trust, Unified Series Trust, Valued Advisers Trust and Capitol Series Trust.

(b) The directors and officers of Unified Financial Securities, Inc. are as follows:

(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
Martin R. Dean[2]	Director	Chief Compliance Officer and Anti-Money Laundering Officer
Daniel P. Brewer[2]	Director	President and Principal Executive Officer
John E. Kalb[4]	Director	None
R. Jeffrey Young[2]	Director	None
Mark Redman[2]	Director and President	None
John C. Swhear[3]	Chief Compliance Officer	None
Edward J. Kane[1]	Vice President	None
A. Dawn Story[1]	Vice President	None
Karyn E. Cunningham[3]	Treasurer / Controller	None
Richard A. Cheap[1]	Secretary	None
Larry D. Case[1]	Assistant Secretary	None

1	The principal business address of these individuals is 41 S. High St., Columbus, OH 43215.
2	The principal business address of these individuals is 37 West Broad Street, Columbus, OH 43215.
3	The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.
4	The principal business address of these individuals is 50 Monroe Northwest, Grand Rapids, MI 49503.

(c) Not applicable

ITEM 33.	Location Of Accounts And Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant	41 South High Street Columbus, OH 43215 (Notices should be sent to the Agent for Service at the address above)

Unified Financial Securities, Inc. (“Distributor”)	P.O. Box 6110 Indianapolis, IN 46206-6110

Huntington Asset Advisors, Inc. (“Advisor”)	37 West Broad Street Columbus, OH 43215

The Huntington National Bank (“Custodian”)	41 South High Street Columbus, OH 43215

Huntington Asset Services, Inc. (“Administrator, Fund Accountant, Transfer Agent and Dividend Disbursing Agent”)	2960 N. Meridian Street Suite 300 Indianapolis, IN 46208

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (File No. 33-11905) and the Investment Company Act of 1940 (File No. 811-5010), the Registrant, THE HUNTINGTON FUNDS, has duly caused this Post-Effective Amendment No. 106 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and State of Indiana, on the 17th day of April, 2015.

THE HUNTINGTON FUNDS

BY:	/s/ Jay S. Fitton
Jay S. Fitton, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 106 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:

*By:	/s/ Jay S. Fitton	April 17, 2015
Jay S. Fitton, Attorney in Fact for the Persons Listed Below		Date

/s/ Daniel Brewer		April 17, 2015
Daniel Brewer, President and Principal Executive Officer		Date

/s/ Bryan W. Ashmus		April 17, 2015
Bryan W. Ashmus, Treasurer and Principal		Date
Financial Officer

/s/ Joseph L. Rezabek		April 17, 2015
Joseph L. Rezabek, Trustee

*		April 17, 2015
Thomas J. Westerfield, Trustee		Date

*		April 17, 2015
Mark D. Shary, Trustee		Date

*		April 17, 2015
William H. Zimmer, Trustee		Date

*	By Power of Attorney

INDEX TO EXHIBITS

(FOR REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 AND THE

INVESTMENT COMPANY ACT OF 1940)

EXHIBIT NO. UNDER PART C OF FORM N-1A	NAME OF EXHIBIT

(j)(1)	Consent of Independent Registered Public Accounting Firm